UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22638

Arrow Investments Trust
(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-260-0162

Date of fiscal year end:	7/31

Date of reporting period:	7/31/26

Item 1. Reports to Stockholders.

(a)

Arrow DWA Tactical: Balanced Fund

Class A Shares (DWAFX)

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Balanced Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$214	1.95%

How did the Fund perform during the reporting period?

Arrow DWA Tactical: Balanced Fund (“Fund”) allows investors to gain exposure to sophisticated asset allocation strategies similar to those used by institutions and endowments. The Fund stays responsive to market conditions through a relative strength-based allocation process across a diverse array of market segments primarily through a combination of exchange traded products (“ETP”) and individual equities based on the DWA Balanced investment model. The Fund also provides exposure to managed futures using derivatives, such as swap agreements, with an additional expense that will reduce the overall performance. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. As conditions change, the tactical nature of the Fund allows it to seek new market leadership. The Fund’s net assets were more than $26 million at the end of July 2026. For the one-year period ended July 2026, all of the Fund’s five models had positive performances. The International Equity Rotation Model was up 40.99%, the Alternative Rotation Model was up 38.65%, the Sector Rotation Model was up 27.30%, the Style Rotation Model was up 14.14% and the Fixed Income Rotation Model was up 4.85%.

Factors that affected the Fund’s performance during the period included:

• U.S. equity markets advanced during the period, while leadership broadened beyond large-cap growth. Small- and mid-cap equities were particularly strong.

• International equities also produced strong returns, providing additional market leadership outside the U.S.

• The Federal Reserve reduced the federal funds target range three times, by a cumulative 0.75%, before holding it at 3.50%–3.75% through July 2026. Inflation remained above the Federal Reserve’s 2% objective.

• Longer-term interest rates remained elevated despite lower short-term policy rates. The 10-year U.S. Treasury yield rose from 4.37% to 4.75% during the period, while the 30-year Treasury yield finished above 5%.

• Commodity markets experienced significant trends and volatility, particularly in precious metals and energy. Gold reached record highs before retreating sharply, while Middle East geopolitical developments contributed to substantial swings in energy prices.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow DWA Tactical: Balanced Fund
Wilshire Liquid Alternative Multi-Strategy Total Return Index
Barclay Multi Strategy Index
Bloomberg U.S. Aggregate Bond Index
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$16,118
$15,542
$13,775
$11,431
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
07/31/26

Table Summary
	Arrow DWA Tactical: Balanced Fund	Wilshire Liquid Alternative Multi-Strategy Total Return Index	Barclay Multi Strategy Index	Bloomberg U.S. Aggregate Bond Index
07/31/16	$9,422	$10,000	$10,000	$10,000
07/31/17	$9,532	$10,415	$10,510	$9,949
07/31/18	$10,074	$10,660	$10,760	$9,869
07/31/19	$10,196	$10,725	$10,684	$10,666
07/31/20	$11,290	$10,467	$10,642	$11,746
07/31/21	$12,962	$11,592	$12,182	$11,664
07/31/22	$12,215	$10,984	$12,054	$10,600
07/31/23	$12,382	$11,271	$12,226	$10,243
07/31/24	$13,204	$12,303	$12,926	$10,766
07/31/25	$13,517	$12,448	$13,751	$11,130
07/31/26	$16,118	$13,775	$15,542	$11,431

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund
Without Load	19.24%	4.46%	5.52%
With Load	12.43%	3.22%	4.89%
Wilshire Liquid Alternative Multi-Strategy Total Return Index	10.66%	3.51%	3.25%
Barclay Multi Strategy Index	13.02%	4.99%	4.51%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933. The Fund changed its Primary strategy benchmark because the Morningstar Global Flexible Allocation EW Index was discontinued. The Wilshire Liquid Alternative Multi-Strategy Total Return Index is the Fund's new Primary strategy benchmark.

Fund Statistics

  Net Assets$26,625,599
  Number of Portfolio Holdings141
  Advisory Fee (net of waivers)$243,056
  Portfolio Turnover110%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	22.6%
Exchange-Traded Funds	62.9%
Money Market Funds	3.2%
Purchased Options	9.4%
Reit	1.9%
Right	-%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
25.9%
Equity
23.3%
Equity Option
9.2%
Industrials
6.8%
Mixed Allocation
6.7%
Commodity
6.0%
Technology
5.0%
Money Market Funds
3.2%
Financials
2.8%
Consumer Discretionary
1.9%
Real Estate
1.9%
Health Care
1.8%
Consumer Staples
1.8%
Materials
1.1%
Energy
1.0%
Other Assets in Excess of Liabilities
1.6%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.6%
Energy	1.0%
Materials	1.1%
Consumer Staples	1.8%
Health Care	1.8%
Real Estate	1.9%
Consumer Discretionary	1.9%
Financials	2.8%
Money Market Funds	3.2%
Technology	5.0%
Commodity	6.0%
Mixed Allocation	6.7%
Industrials	6.8%
Equity Option	9.2%
Equity	23.3%
Fixed Income	25.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares 1-3 Year Treasury Bond ETF	8.4%
Arrow Valtoro ETF	6.7%
Invesco DB Commodity Index Tracking Fund	6.0%
Galaxy Plus Commodity Call Option	5.9%
iShares TIPS Bond ETF	4.7%
State Street SPDR Bloomberg Convertible Securities ETF	4.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.3%
Galaxy Plus Financial Call Option	3.3%
First American Government Obligations Fund, Class X	3.2%
Vanguard Morningstar Value ETF	2.7%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Arrow DWA Tactical: Balanced Fund - Class A Shares (DWAFX)

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  https://arrowfunds.com/default.aspx?menuitemid=494 , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-DWAFX

Arrow DWA Tactical: Balanced Fund

Class C Shares (DWATX)

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Balanced Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$295	2.70%

How did the Fund perform during the reporting period?

Arrow DWA Tactical: Balanced Fund (“Fund”) allows investors to gain exposure to sophisticated asset allocation strategies similar to those used by institutions and endowments. The Fund stays responsive to market conditions through a relative strength-based allocation process across a diverse array of market segments primarily through a combination of exchange traded products (“ETP”) and individual equities based on the DWA Balanced investment model. The Fund also provides exposure to managed futures using derivatives, such as swap agreements, with an additional expense that will reduce the overall performance. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. As conditions change, the tactical nature of the Fund allows it to seek new market leadership. The Fund’s net assets were more than $26 million at the end of July 2026. For the one-year period ended July 2026, all of the Fund’s five models had positive performances. The International Equity Rotation Model was up 40.99%, the Alternative Rotation Model was up 38.65%, the Sector Rotation Model was up 27.30%, the Style Rotation Model was up 14.14% and the Fixed Income Rotation Model was up 4.85%.

Factors that affected the Fund’s performance during the period included:

• U.S. equity markets advanced during the period, while leadership broadened beyond large-cap growth. Small- and mid-cap equities were particularly strong.

• International equities also produced strong returns, providing additional market leadership outside the U.S.

• The Federal Reserve reduced the federal funds target range three times, by a cumulative 0.75%, before holding it at 3.50%–3.75% through July 2026. Inflation remained above the Federal Reserve’s 2% objective.

• Longer-term interest rates remained elevated despite lower short-term policy rates. The 10-year U.S. Treasury yield rose from 4.37% to 4.75% during the period, while the 30-year Treasury yield finished above 5%.

• Commodity markets experienced significant trends and volatility, particularly in precious metals and energy. Gold reached record highs before retreating sharply, while Middle East geopolitical developments contributed to substantial swings in energy prices.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow DWA Tactical: Balanced Fund
Wilshire Liquid Alternative Multi-Strategy Total Return Index
Barclay Multi Strategy Index
Bloomberg U.S. Aggregate Bond Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$15,879
$15,542
$13,775
$11,431
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
07/31/26

Table Summary
	Arrow DWA Tactical: Balanced Fund	Wilshire Liquid Alternative Multi-Strategy Total Return Index	Barclay Multi Strategy Index	Bloomberg U.S. Aggregate Bond Index
07/31/16	$10,000	$10,000	$10,000	$10,000
07/31/17	$10,041	$10,415	$10,510	$9,949
07/31/18	$10,538	$10,660	$10,760	$9,869
07/31/19	$10,583	$10,725	$10,684	$10,666
07/31/20	$11,628	$10,467	$10,642	$11,746
07/31/21	$13,260	$11,592	$12,182	$11,664
07/31/22	$12,403	$10,984	$12,054	$10,600
07/31/23	$12,478	$11,271	$12,226	$10,243
07/31/24	$13,203	$12,303	$12,926	$10,766
07/31/25	$13,419	$12,448	$13,751	$11,130
07/31/26	$15,879	$13,775	$15,542	$11,431

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund	18.33%	3.67%	4.73%
Wilshire Liquid Alternative Multi-Strategy Total Return Index	10.66%	3.51%	3.25%
Barclay Multi Strategy Index	13.02%	4.99%	4.51%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933. The Fund changed its Primary strategy benchmark because the Morningstar Global Flexible Allocation EW Index was discontinued. The Wilshire Liquid Alternative Multi-Strategy Total Return Index is the Fund's new Primary strategy benchmark.

Fund Statistics

  Net Assets$26,625,599
  Number of Portfolio Holdings141
  Advisory Fee (net of waivers)$243,056
  Portfolio Turnover110%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	22.6%
Exchange-Traded Funds	62.9%
Money Market Funds	3.2%
Purchased Options	9.4%
Reit	1.9%
Right	-%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.6%
Energy	1.0%
Materials	1.1%
Consumer Staples	1.8%
Health Care	1.8%
Real Estate	1.9%
Consumer Discretionary	1.9%
Financials	2.8%
Money Market Funds	3.2%
Technology	5.0%
Commodity	6.0%
Mixed Allocation	6.7%
Industrials	6.8%
Equity Option	9.2%
Equity	23.3%
Fixed Income	25.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares 1-3 Year Treasury Bond ETF	8.4%
Arrow Valtoro ETF	6.7%
Invesco DB Commodity Index Tracking Fund	6.0%
Galaxy Plus Commodity Call Option	5.9%
iShares TIPS Bond ETF	4.7%
State Street SPDR Bloomberg Convertible Securities ETF	4.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.3%
Galaxy Plus Financial Call Option	3.3%
First American Government Obligations Fund, Class X	3.2%
Vanguard Morningstar Value ETF	2.7%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Arrow DWA Tactical: Balanced Fund - Class C Shares (DWATX)

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  https://arrowfunds.com/default.aspx?menuitemid=494 , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-DWATX

Arrow DWA Tactical: Balanced Fund

Institutional Class Shares (DWANX)

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Balanced Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$187	1.70%

How did the Fund perform during the reporting period?

Arrow DWA Tactical: Balanced Fund (“Fund”) allows investors to gain exposure to sophisticated asset allocation strategies similar to those used by institutions and endowments. The Fund stays responsive to market conditions through a relative strength-based allocation process across a diverse array of market segments primarily through a combination of exchange traded products (“ETP”) and individual equities based on the DWA Balanced investment model. The Fund also provides exposure to managed futures using derivatives, such as swap agreements, with an additional expense that will reduce the overall performance. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. As conditions change, the tactical nature of the Fund allows it to seek new market leadership. The Fund’s net assets were more than $26 million at the end of July 2026. For the one-year period ended July 2026, all of the Fund’s five models had positive performances. The International Equity Rotation Model was up 40.99%, the Alternative Rotation Model was up 38.65%, the Sector Rotation Model was up 27.30%, the Style Rotation Model was up 14.14% and the Fixed Income Rotation Model was up 4.85%.

Factors that affected the Fund’s performance during the period included:

• U.S. equity markets advanced during the period, while leadership broadened beyond large-cap growth. Small- and mid-cap equities were particularly strong.

• International equities also produced strong returns, providing additional market leadership outside the U.S.

• The Federal Reserve reduced the federal funds target range three times, by a cumulative 0.75%, before holding it at 3.50%–3.75% through July 2026. Inflation remained above the Federal Reserve’s 2% objective.

• Longer-term interest rates remained elevated despite lower short-term policy rates. The 10-year U.S. Treasury yield rose from 4.37% to 4.75% during the period, while the 30-year Treasury yield finished above 5%.

• Commodity markets experienced significant trends and volatility, particularly in precious metals and energy. Gold reached record highs before retreating sharply, while Middle East geopolitical developments contributed to substantial swings in energy prices.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Arrow DWA Tactical: Balanced Fund
Barclay Multi Strategy Index
Bloomberg U.S. Aggregate Bond Index
Wilshire Liquid Alternative Multi-Strategy Total Return Index
$1,800,000
$1,600,000
$1,400,000
$1,200,000
$1,000,000
$800,000
$1,754,772
$1,554,162
$1,377,486
$1,143,141
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025
Jul-2026

Table Summary
	Arrow DWA Tactical: Balanced Fund	Barclay Multi Strategy Index	Bloomberg U.S. Aggregate Bond Index	Wilshire Liquid Alternative Multi-Strategy Total Return Index
Jul-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Jul-2017	$1,014,638	$1,050,987	$994,854	$1,041,466
Jul-2018	$1,074,919	$1,075,986	$986,891	$1,066,034
Jul-2019	$1,090,448	$1,068,426	$1,066,640	$1,072,468
Jul-2020	$1,210,584	$1,064,233	$1,174,599	$1,046,731
Jul-2021	$1,393,876	$1,218,242	$1,166,355	$1,159,171
Jul-2022	$1,317,313	$1,205,379	$1,060,024	$1,098,401
Jul-2023	$1,338,803	$1,222,556	$1,024,327	$1,127,064
Jul-2024	$1,430,494	$1,292,635	$1,076,579	$1,230,274
Jul-2025	$1,468,745	$1,375,134	$1,112,982	$1,244,833
Jul-2026	$1,754,772	$1,554,162	$1,143,141	$1,377,486

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund	19.47%	4.71%	5.78%
Wilshire Liquid Alternative Multi-Strategy Total Return Index	10.66%	3.51%	3.25%
Barclay Multi Strategy Index	13.02%	4.99%	4.51%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933. The Fund changed its Primary strategy benchmark because the Morningstar Global Flexible Allocation EW Index was discontinued. The Wilshire Liquid Alternative Multi-Strategy Total Return Index is the Fund's new Primary strategy benchmark.

Fund Statistics

  Net Assets$26,625,599
  Number of Portfolio Holdings141
  Advisory Fee (net of waivers)$243,056
  Portfolio Turnover110%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	22.6%
Exchange-Traded Funds	62.9%
Money Market Funds	3.2%
Purchased Options	9.4%
Reit	1.9%
Right	-%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.6%
Energy	1.0%
Materials	1.1%
Consumer Staples	1.8%
Health Care	1.8%
Real Estate	1.9%
Consumer Discretionary	1.9%
Financials	2.8%
Money Market Funds	3.2%
Technology	5.0%
Commodity	6.0%
Mixed Allocation	6.7%
Industrials	6.8%
Equity Option	9.2%
Equity	23.3%
Fixed Income	25.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares 1-3 Year Treasury Bond ETF	8.4%
Arrow Valtoro ETF	6.7%
Invesco DB Commodity Index Tracking Fund	6.0%
Galaxy Plus Commodity Call Option	5.9%
iShares TIPS Bond ETF	4.7%
State Street SPDR Bloomberg Convertible Securities ETF	4.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.3%
Galaxy Plus Financial Call Option	3.3%
First American Government Obligations Fund, Class X	3.2%
Vanguard Morningstar Value ETF	2.7%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Arrow DWA Tactical: Balanced Fund - Institutional Class Shares (DWANX)

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  https://arrowfunds.com/default.aspx?menuitemid=494 , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-DWANX

Arrow DWA Tactical: Macro Fund

Class A Shares (DWTFX)

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Macro Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$195	1.73%

How did the Fund perform during the reporting period?

Arrow DWA Tactical: Macro Fund (“Fund”) stays responsive to market conditions through a relative strength-based allocation process across a concentrated portfolio primarily consisting of exchange traded products based on the DWA Global Macro investment model. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. The Fund’s net assets were at approximately $48 million at the end of July 2026. Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. All six of the Fund’s deployed strategies had positive performance for the period. The Global Alpha strategy was up 37.91%, the Commodity Rotation Strategy was up 36.67%, the Global Equity Strategy was up 23.7%, the U.S. Sector Rotation Strategy was up 20.26%, the U.S. Style Rotation Strategy was up 17.31%, and the Global Dividend Strategy was up 6.08%.

Factors that affected the Fund’s performance during the period included:

• U.S. equity markets advanced during the period, while leadership broadened beyond large-cap growth. Small- and mid-cap equities were particularly strong.

• International equities also produced strong returns, providing additional market leadership outside the U.S.

• The Federal Reserve reduced the federal funds target range three times, by a cumulative 0.75%, before holding it at 3.50%–3.75% through July 2026. Inflation remained above the Federal Reserve’s 2% objective.

• Longer-term interest rates remained elevated despite lower short-term policy rates. The 10-year U.S. Treasury yield rose from 4.37% to 4.75% during the period, while the 30-year Treasury yield finished above 5%.

• Commodity markets experienced significant trends and volatility, particularly in precious metals and energy. Gold reached record highs before retreating sharply, while Middle East geopolitical developments contributed to substantial swings in energy prices.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow DWA Tactical: Macro Fund
Wilshire Liquid Alternative Global Macro Index
Barclay Global Macro Index
Bloomberg U.S. Aggregate Bond Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,775
$18,480
$12,797
$11,431
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
07/31/26

Table Summary
	Arrow DWA Tactical: Macro Fund	Wilshire Liquid Alternative Global Macro Index	Barclay Global Macro Index	Bloomberg U.S. Aggregate Bond Index
07/31/16	$9,421	$10,000	$10,000	$10,000
07/31/17	$9,979	$9,667	$10,202	$9,949
07/31/18	$10,999	$9,657	$10,367	$9,869
07/31/19	$10,567	$9,931	$10,634	$10,666
07/31/20	$10,781	$9,987	$11,144	$11,746
07/31/21	$12,880	$10,700	$12,655	$11,664
07/31/22	$14,280	$11,358	$13,467	$10,600
07/31/23	$14,081	$11,389	$13,774	$10,243
07/31/24	$14,871	$11,779	$15,055	$10,766
07/31/25	$16,545	$11,191	$16,262	$11,130
07/31/26	$20,775	$12,797	$18,480	$11,431

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund
Without Load	25.57%	10.03%	8.23%
With Load	18.36%	8.73%	7.59%
Wilshire Liquid Alternative Global Macro Index	14.35%	3.64%	2.50%
Barclay Global Macro Index	13.64%	7.87%	6.33%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933.

Fund Statistics

  Net Assets$47,413,215
  Number of Portfolio Holdings12
  Advisory Fee (net of waivers)$409,043
  Portfolio Turnover83%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market	1.0%
Mixed Allocation	10.8%
Equity	87.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares MSCI USA Value Factor ETF	12.9%
iShares MSCI Emerging Markets ETF	10.7%
State Street Industrial Select Sector SPDR ETF	10.2%
iShares MSCI Eurozone ETF	10.0%
First Trust Small Cap Core AlphaDEX Fund	9.7%
iShares S&P 500 Growth ETF	9.4%
iShares MSCI USA Momentum Factor ETF	8.9%
Arrow Dow Jones Global Yield ETF	8.7%
Vanguard Small-Cap Value ETF	8.0%
iShares S&P Small-Cap 600 Growth ETF	7.9%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Arrow DWA Tactical: Macro Fund - Class A Shares  (DWTFX)

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  https://arrowfunds.com/default.aspx?menuitemid=494 , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-DWTFX

Arrow DWA Tactical: Macro Fund

Class C Shares (DWTTX)

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Macro Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$279	2.48%

How did the Fund perform during the reporting period?

Arrow DWA Tactical: Macro Fund (“Fund”) stays responsive to market conditions through a relative strength-based allocation process across a concentrated portfolio primarily consisting of exchange traded products based on the DWA Global Macro investment model. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. The Fund’s net assets were at approximately $48 million at the end of July 2026. Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. All six of the Fund’s deployed strategies had positive performance for the period. The Global Alpha strategy was up 37.91%, the Commodity Rotation Strategy was up 36.67%, the Global Equity Strategy was up 23.7%, the U.S. Sector Rotation Strategy was up 20.26%, the U.S. Style Rotation Strategy was up 17.31%, and the Global Dividend Strategy was up 6.08%.

Factors that affected the Fund’s performance during the period included:

• U.S. equity markets advanced during the period, while leadership broadened beyond large-cap growth. Small- and mid-cap equities were particularly strong.

• International equities also produced strong returns, providing additional market leadership outside the U.S.

• The Federal Reserve reduced the federal funds target range three times, by a cumulative 0.75%, before holding it at 3.50%–3.75% through July 2026. Inflation remained above the Federal Reserve’s 2% objective.

• Longer-term interest rates remained elevated despite lower short-term policy rates. The 10-year U.S. Treasury yield rose from 4.37% to 4.75% during the period, while the 30-year Treasury yield finished above 5%.

• Commodity markets experienced significant trends and volatility, particularly in precious metals and energy. Gold reached record highs before retreating sharply, while Middle East geopolitical developments contributed to substantial swings in energy prices.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow DWA Tactical: Macro Fund
Wilshire Liquid Alternative Global Macro Index
Barclay Global Macro Index
Bloomberg U.S. Aggregate Bond Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,421
$18,480
$12,797
$11,431
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
07/31/26

Table Summary
	Arrow DWA Tactical: Macro Fund	Wilshire Liquid Alternative Global Macro Index	Barclay Global Macro Index	Bloomberg U.S. Aggregate Bond Index
07/31/16	$10,000	$10,000	$10,000	$10,000
07/31/17	$10,515	$9,667	$10,202	$9,949
07/31/18	$11,509	$9,657	$10,367	$9,869
07/31/19	$10,967	$9,931	$10,634	$10,666
07/31/20	$11,103	$9,987	$11,144	$11,746
07/31/21	$13,158	$10,700	$12,655	$11,664
07/31/22	$14,475	$11,358	$13,467	$10,600
07/31/23	$14,166	$11,389	$13,774	$10,243
07/31/24	$14,832	$11,779	$15,055	$10,766
07/31/25	$16,389	$11,191	$16,262	$11,130
07/31/26	$20,421	$12,797	$18,480	$11,431

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund	24.60%	9.19%	7.40%
Wilshire Liquid Alternative Global Macro Index	14.35%	3.64%	2.50%
Barclay Global Macro Index	13.64%	7.87%	6.33%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933.

Fund Statistics

  Net Assets$47,413,215
  Number of Portfolio Holdings12
  Advisory Fee (net of waivers)$409,043
  Portfolio Turnover83%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market	1.0%
Mixed Allocation	10.8%
Equity	87.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares MSCI USA Value Factor ETF	12.9%
iShares MSCI Emerging Markets ETF	10.7%
State Street Industrial Select Sector SPDR ETF	10.2%
iShares MSCI Eurozone ETF	10.0%
First Trust Small Cap Core AlphaDEX Fund	9.7%
iShares S&P 500 Growth ETF	9.4%
iShares MSCI USA Momentum Factor ETF	8.9%
Arrow Dow Jones Global Yield ETF	8.7%
Vanguard Small-Cap Value ETF	8.0%
iShares S&P Small-Cap 600 Growth ETF	7.9%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Arrow DWA Tactical: Macro Fund - Class C Shares (DWTTX)

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  https://arrowfunds.com/default.aspx?menuitemid=494 , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-DWTTX

Arrow DWA Tactical: Macro Fund

Institutional Class Shares (DWTNX)

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Macro Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$167	1.48%

How did the Fund perform during the reporting period?

Arrow DWA Tactical: Macro Fund (“Fund”) stays responsive to market conditions through a relative strength-based allocation process across a concentrated portfolio primarily consisting of exchange traded products based on the DWA Global Macro investment model. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. The Fund’s net assets were at approximately $48 million at the end of July 2026. Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. All six of the Fund’s deployed strategies had positive performance for the period. The Global Alpha strategy was up 37.91%, the Commodity Rotation Strategy was up 36.67%, the Global Equity Strategy was up 23.7%, the U.S. Sector Rotation Strategy was up 20.26%, the U.S. Style Rotation Strategy was up 17.31%, and the Global Dividend Strategy was up 6.08%.

Factors that affected the Fund’s performance during the period included:

• U.S. equity markets advanced during the period, while leadership broadened beyond large-cap growth. Small- and mid-cap equities were particularly strong.

• International equities also produced strong returns, providing additional market leadership outside the U.S.

• The Federal Reserve reduced the federal funds target range three times, by a cumulative 0.75%, before holding it at 3.50%–3.75% through July 2026. Inflation remained above the Federal Reserve’s 2% objective.

• Longer-term interest rates remained elevated despite lower short-term policy rates. The 10-year U.S. Treasury yield rose from 4.37% to 4.75% during the period, while the 30-year Treasury yield finished above 5%.

• Commodity markets experienced significant trends and volatility, particularly in precious metals and energy. Gold reached record highs before retreating sharply, while Middle East geopolitical developments contributed to substantial swings in energy prices.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Arrow DWA Tactical: Macro Fund
Barclay Global Macro Index
Bloomberg U.S. Aggregate Bond Index
Wilshire Liquid Alternative Global Macro Index
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
$2,258,143
$1,848,000
$1,279,701
$1,143,141
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025
Jul-2026

Table Summary
	Arrow DWA Tactical: Macro Fund	Barclay Global Macro Index	Bloomberg U.S. Aggregate Bond Index	Wilshire Liquid Alternative Global Macro Index
Jul-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Jul-2017	$1,061,989	$1,020,218	$994,854	$966,655
Jul-2018	$1,173,196	$1,036,727	$986,891	$965,652
Jul-2019	$1,129,906	$1,063,370	$1,066,640	$993,076
Jul-2020	$1,155,105	$1,114,376	$1,174,599	$998,724
Jul-2021	$1,383,044	$1,265,455	$1,166,355	$1,069,971
Jul-2022	$1,537,978	$1,346,739	$1,060,024	$1,135,751
Jul-2023	$1,518,932	$1,377,382	$1,024,327	$1,138,939
Jul-2024	$1,607,701	$1,505,455	$1,076,579	$1,177,934
Jul-2025	$1,795,411	$1,626,158	$1,112,982	$1,119,078
Jul-2026	$2,258,143	$1,848,000	$1,143,141	$1,279,701

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund	25.77%	10.30%	8.49%
Wilshire Liquid Alternative Global Macro Index	14.35%	3.64%	2.50%
Barclay Global Macro Index	13.64%	7.87%	6.33%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933.

Fund Statistics

  Net Assets$47,413,215
  Number of Portfolio Holdings12
  Advisory Fee (net of waivers)$409,043
  Portfolio Turnover83%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market	1.0%
Mixed Allocation	10.8%
Equity	87.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares MSCI USA Value Factor ETF	12.9%
iShares MSCI Emerging Markets ETF	10.7%
State Street Industrial Select Sector SPDR ETF	10.2%
iShares MSCI Eurozone ETF	10.0%
First Trust Small Cap Core AlphaDEX Fund	9.7%
iShares S&P 500 Growth ETF	9.4%
iShares MSCI USA Momentum Factor ETF	8.9%
Arrow Dow Jones Global Yield ETF	8.7%
Vanguard Small-Cap Value ETF	8.0%
iShares S&P Small-Cap 600 Growth ETF	7.9%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Arrow DWA Tactical: Macro Fund - Institutional Class Shares (DWTNX)

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  https://arrowfunds.com/default.aspx?menuitemid=494 , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-DWTNX

Arrow Managed Futures Strategy Fund

Class A Shares (MFTFX)

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Arrow Managed Futures Strategy Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$173	1.48%

How did the Fund perform during the reporting period?

Arrow Managed Futures Strategy Fund (“Fund”) follows a strategy that seeks to provide exposure to a wide range of global futures markets. The Fund tracks the DUNN Capital World Monetary & Agricultural (“WMA”) Program, a systematic quantitative managed futures program overseen by DUNN Capital Management, LLC (“DUNN”). The nature of managed futures generally requires direct or indirect exposure to the futures market, rather than holding physical commodities and financial instruments. In order to provide mutual fund access to the DUNN WMA Program, the Fund must use derivatives, such as options as well as investments in limited partnerships, with an additional expense that will reduce the overall performance. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. The Fund’s net assets were more than $214 million at the end of July 2026. The DUNN WMA Program has historically embraced a wider range of volatility than the managed futures strategies represented by the S&P Strategic Futures Total Return Index. Sharp reversals across markets contributed to a difficult environment for many technical trend following managers and programs.

Factors that affected the Fund’s performance during the period included:

• Global equity markets generally trended higher during the period, with a notable but temporary disruption in March and April 2026;

• Precious metals trended sharply higher into early 2026 before reversing from record highs;

• Energy markets were highly volatile, with Middle East geopolitical developments and changing supply expectations driving sharp moves and reversals in crude oil prices;

• Agricultural commodities experienced periods of sustained trends and reversals as supply expectations and growing conditions shifted during 2026; and

• Interest-rate and currency markets reflected changing inflation and monetary-policy expectations, with declining short-term rates, elevated long-term yields and shifting currency trends.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow Managed Futures Strategy Fund
Wilshire Liquid Alternative Total Return USD Index
Barclay BTOP50 Index
Bloomberg U.S. Aggregate Bond Index
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$14,927
$14,458
$13,510
$11,431
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
07/31/26

Table Summary
	Arrow Managed Futures Strategy Fund	Wilshire Liquid Alternative Total Return USD Index	Barclay BTOP50 Index	Bloomberg U.S. Aggregate Bond Index
07/31/16	$9,423	$10,000	$10,000	$10,000
07/31/17	$7,707	$10,303	$8,984	$9,949
07/31/18	$8,307	$10,444	$8,903	$9,869
07/31/19	$9,370	$10,608	$9,627	$10,666
07/31/20	$8,295	$10,594	$9,475	$11,746
07/31/21	$8,840	$11,603	$10,664	$11,664
07/31/22	$11,724	$11,148	$12,316	$10,600
07/31/23	$14,183	$11,353	$12,560	$10,243
07/31/24	$13,111	$12,193	$13,000	$10,766
07/31/25	$11,139	$12,527	$12,454	$11,130
07/31/26	$14,927	$13,510	$14,458	$11,431

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund
Without Load	34.00%	11.05%	4.71%
With Load	26.38%	9.73%	4.09%
Wilshire Liquid Alternative Total Return USD Index	7.85%	3.09%	3.05%
Barclay BTOP50 Index	16.09%	6.28%	3.76%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933. The Wilshire Liquid Alternative Total Return USD Index replaces the Credit Suisse Managed Futures Liquid Index as the Fund’s primary broad-based securities market index. The Fund changed its broad-based securities market index from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index.

Fund Statistics

  Net Assets$214,000,065
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$1,867,252
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	19.0%
Money Market Funds	15.7%
Private Investment Funds	47.7%
Purchased Options	17.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Private Investment Fund
47.7%
Mixed Allocation
19.0%
Equity Option
17.6%
Money Market Funds
15.6%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	15.6%
Equity Option	17.6%
Mixed Allocation	19.0%
Private Investment Fund	47.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	47.7%
Arrow Reserve Capital Management ETF	19.0%
Galaxy Plus Commodity Call Option	17.6%
First American Government Obligations Fund, Class X	15.6%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Arrow Managed Futures Strategy Fund - Class A Shares (MFTFX)

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  https://arrowfunds.com/default.aspx?menuitemid=494 , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-MFTFX

Arrow Managed Futures Strategy Fund

Class C Shares (MFTTX)

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Arrow Managed Futures Strategy Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$260	2.23%

How did the Fund perform during the reporting period?

Arrow Managed Futures Strategy Fund (“Fund”) follows a strategy that seeks to provide exposure to a wide range of global futures markets. The Fund tracks the DUNN Capital World Monetary & Agricultural (“WMA”) Program, a systematic quantitative managed futures program overseen by DUNN Capital Management, LLC (“DUNN”). The nature of managed futures generally requires direct or indirect exposure to the futures market, rather than holding physical commodities and financial instruments. In order to provide mutual fund access to the DUNN WMA Program, the Fund must use derivatives, such as options as well as investments in limited partnerships, with an additional expense that will reduce the overall performance. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. The Fund’s net assets were more than $214 million at the end of July 2026. The DUNN WMA Program has historically embraced a wider range of volatility than the managed futures strategies represented by the S&P Strategic Futures Total Return Index. Sharp reversals across markets contributed to a difficult environment for many technical trend following managers and programs.

Factors that affected the Fund’s performance during the period included:

• Global equity markets generally trended higher during the period, with a notable but temporary disruption in March and April 2026;

• Precious metals trended sharply higher into early 2026 before reversing from record highs;

• Energy markets were highly volatile, with Middle East geopolitical developments and changing supply expectations driving sharp moves and reversals in crude oil prices;

• Agricultural commodities experienced periods of sustained trends and reversals as supply expectations and growing conditions shifted during 2026; and

• Interest-rate and currency markets reflected changing inflation and monetary-policy expectations, with declining short-term rates, elevated long-term yields and shifting currency trends.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow Managed Futures Strategy Fund
Wilshire Liquid Alternative Total Return USD Index
Barclay BTOP50 Index
Bloomberg U.S. Aggregate Bond Index
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$14,674
$14,458
$13,510
$11,431
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
07/31/26

Table Summary
	Arrow Managed Futures Strategy Fund	Wilshire Liquid Alternative Total Return USD Index	Barclay BTOP50 Index	Bloomberg U.S. Aggregate Bond Index
07/31/16	$10,000	$10,000	$10,000	$10,000
07/31/17	$8,196	$10,303	$8,984	$9,949
07/31/18	$8,688	$10,444	$8,903	$9,869
07/31/19	$9,728	$10,608	$9,627	$10,666
07/31/20	$8,553	$10,594	$9,475	$11,746
07/31/21	$9,041	$11,603	$10,664	$11,664
07/31/22	$11,914	$11,148	$12,316	$10,600
07/31/23	$14,282	$11,353	$12,560	$10,243
07/31/24	$13,082	$12,193	$13,000	$10,766
07/31/25	$11,043	$12,527	$12,454	$11,130
07/31/26	$14,674	$13,510	$14,458	$11,431

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund	32.88%	10.17%	3.91%
Wilshire Liquid Alternative Total Return USD Index	7.85%	3.09%	3.05%
Barclay BTOP50 Index	16.09%	6.28%	3.76%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933. The Wilshire Liquid Alternative Total Return USD Index replaces the Credit Suisse Managed Futures Liquid Index as the Fund’s primary broad-based securities market index. The Fund changed its broad-based securities market index from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index.

Fund Statistics

  Net Assets$214,000,065
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$1,867,252
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	19.0%
Money Market Funds	15.7%
Private Investment Funds	47.7%
Purchased Options	17.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	15.6%
Equity Option	17.6%
Mixed Allocation	19.0%
Private Investment Fund	47.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	47.7%
Arrow Reserve Capital Management ETF	19.0%
Galaxy Plus Commodity Call Option	17.6%
First American Government Obligations Fund, Class X	15.6%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Arrow Managed Futures Strategy Fund - Class C Shares (MFTTX)

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  https://arrowfunds.com/default.aspx?menuitemid=494 , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-MFTTX

Arrow Managed Futures Strategy Fund

Institutional Class Shares (MFTNX)

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Arrow Managed Futures Strategy Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$144	1.23%

How did the Fund perform during the reporting period?

Arrow Managed Futures Strategy Fund (“Fund”) follows a strategy that seeks to provide exposure to a wide range of global futures markets. The Fund tracks the DUNN Capital World Monetary & Agricultural (“WMA”) Program, a systematic quantitative managed futures program overseen by DUNN Capital Management, LLC (“DUNN”). The nature of managed futures generally requires direct or indirect exposure to the futures market, rather than holding physical commodities and financial instruments. In order to provide mutual fund access to the DUNN WMA Program, the Fund must use derivatives, such as options as well as investments in limited partnerships, with an additional expense that will reduce the overall performance. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. The Fund’s net assets were more than $214 million at the end of July 2026. The DUNN WMA Program has historically embraced a wider range of volatility than the managed futures strategies represented by the S&P Strategic Futures Total Return Index. Sharp reversals across markets contributed to a difficult environment for many technical trend following managers and programs.

Factors that affected the Fund’s performance during the period included:

• Global equity markets generally trended higher during the period, with a notable but temporary disruption in March and April 2026;

• Precious metals trended sharply higher into early 2026 before reversing from record highs;

• Energy markets were highly volatile, with Middle East geopolitical developments and changing supply expectations driving sharp moves and reversals in crude oil prices;

• Agricultural commodities experienced periods of sustained trends and reversals as supply expectations and growing conditions shifted during 2026; and

• Interest-rate and currency markets reflected changing inflation and monetary-policy expectations, with declining short-term rates, elevated long-term yields and shifting currency trends.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Arrow Managed Futures Strategy Fund
Barclay BTOP50 Index
Bloomberg U.S. Aggregate Bond Index
Wilshire Liquid Alternative Total Return USD Index
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
$1,620,486
$1,445,775
$1,351,001
$1,143,141
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025
Jul-2026

Table Summary
	Arrow Managed Futures Strategy Fund	Barclay BTOP50 Index	Bloomberg U.S. Aggregate Bond Index	Wilshire Liquid Alternative Total Return USD Index
Jul-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Jul-2017	$821,490	$898,445	$994,854	$1,030,261
Jul-2018	$886,244	$890,285	$986,891	$1,044,412
Jul-2019	$1,002,524	$962,657	$1,066,640	$1,060,838
Jul-2020	$889,941	$947,509	$1,174,599	$1,059,448
Jul-2021	$950,652	$1,066,444	$1,166,355	$1,160,275
Jul-2022	$1,264,127	$1,231,604	$1,060,024	$1,114,789
Jul-2023	$1,530,280	$1,256,043	$1,024,327	$1,135,258
Jul-2024	$1,416,443	$1,300,034	$1,076,579	$1,219,281
Jul-2025	$1,207,654	$1,245,372	$1,112,982	$1,252,701
Jul-2026	$1,620,486	$1,445,775	$1,143,141	$1,351,001

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund	34.18%	11.26%	4.95%
Wilshire Liquid Alternative Total Return USD Index	7.85%	3.09%	3.05%
Barclay BTOP50 Index	16.09%	6.28%	3.76%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933. The Wilshire Liquid Alternative Total Return USD Index replaces the Credit Suisse Managed Futures Liquid Index as the Fund’s primary broad-based securities market index. The Fund changed its broad-based securities market index from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index.

Fund Statistics

  Net Assets$214,000,065
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$1,867,252
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	19.0%
Money Market Funds	15.7%
Private Investment Funds	47.7%
Purchased Options	17.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	15.6%
Equity Option	17.6%
Mixed Allocation	19.0%
Private Investment Fund	47.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	47.7%
Arrow Reserve Capital Management ETF	19.0%
Galaxy Plus Commodity Call Option	17.6%
First American Government Obligations Fund, Class X	15.6%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Arrow Managed Futures Strategy Fund - Institutional Class Shares (MFTNX)

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  https://arrowfunds.com/default.aspx?menuitemid=494 , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-MFTNX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(e)	N/A
(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 - $ 52,500
2025 - $ 52,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – $ 12,000
2025 – $ 12,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended July 30, 2025, and 2026 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended July 31, 2025, and 2026 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Arrow DWA Tactical: Balanced Fund
Arrow DWA Tactical: Macro Fund
Arrow Managed Futures Strategy Fund

Annual Financial Statements
and Additional Information

July 31, 2026

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 24.1%
	AEROSPACE & DEFENSE - 0.9%
41	Axon Enterprise, Inc.(a)	$21,638
87	Boeing Company (The)(a)	18,804
58	General Dynamics Corporation	22,238
54	General Electric Company	19,444
88	Honeywell Aerospace Inc.(a)	18,193
72	Howmet Aerospace, Inc.	20,323
49	Huntington Ingalls Industries, Inc.	15,996
57	L3Harris Technologies, Inc.	15,792
36	Lockheed Martin Corporation	20,979
29	Northrop Grumman Corporation	15,732
89	RTX Corporation	19,155
223	Textron, Inc.	19,013
16	TransDigm Group, Inc.	20,070
		247,377
	ASSET MANAGEMENT - 0.4%
396	Charles Schwab Corporation (The)	41,675
236	Raymond James Financial, Inc.	41,531
425	Robinhood Markets, Inc., Class A(a)	36,788
		119,994
	BANKING - 1.9%
503	Bank of America Corporation	31,161
222	Citigroup, Inc.	29,404
716	Citizens Financial Group, Inc.	51,301
559	Fifth Third Bancorp	31,584
2,832	Huntington Bancshares, Inc.	48,257
99	JPMorgan Chase & Company	34,827
1,372	KeyCorporation	30,993
212	M&T Bank Corporation	52,214
129	PNC Financial Services Group, Inc. (The)	32,233
1,676	Regions Financial Corporation	51,873
998	Truist Financial Corporation	51,736
493	US Bancorp	31,064
346	Wells Fargo & Company	29,912
		506,559

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 24.1% (Continued)
	BIOTECH & PHARMA - 0.9%
547	Bristol-Myers Squibb Company	$35,725
31	Eli Lilly & Company	35,614
139	Johnson & Johnson	35,633
273	Merck & Company, Inc.	35,545
1,423	Pfizer, Inc.	35,589
1,996	Viatris, Inc.	35,050
466	Zoetis, Inc.	36,016
		249,172
	CHEMICALS - 0.2%
380	Qnity Electronics, Inc.	49,848

	ELECTRICAL EQUIPMENT - 0.3%
251	Keysight Technologies, Inc.(a)	80,089

	HEALTH CARE FACILITIES & SERVICES - 0.9%
958	Centene Corporation(a)	59,607
159	Elevance Health, Inc.	59,759
164	Humana, Inc.	59,673
147	UnitedHealth Group, Inc.	60,916
		239,955
	HEALTH CARE REIT - 0.9%
1,141	Alexandria Real Estate Equities, Inc.	58,704
2,923	Healthpeak Properties, Inc.	63,809
675	Ventas, Inc.	63,119
263	Welltower, Inc.	61,658
		247,290
	HOTEL REIT - 0.9%
9,891	Host Hotels & Resorts, Inc.	248,561

	INDUSTRIAL SUPPORT SERVICES - 1.0%
1,773	Fastenal Company	84,591
78	United Rentals, Inc.	84,182
61	WW Grainger, Inc.	84,315
		253,088

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 24.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
41	Goldman Sachs Group, Inc. (The)	$41,754
457	Interactive Brokers Group, Inc., Class A	40,211
198	Morgan Stanley	41,663
		123,628
	MACHINERY - 1.2%
77	Caterpillar, Inc.	62,740
414	Deere & Company	245,366
		308,106
	OIL & GAS PRODUCERS - 0.9%
263	Marathon Petroleum Corporation	83,232
393	Phillips 66	83,190
265	Valero Energy Corporation	82,919
		249,341
	RENEWABLE ENERGY - 0.1%
72	First Solar, Inc.(a)	15,194

	RETAIL - DISCRETIONARY - 1.8%
2,826	Best Buy Company, Inc.	243,771
491	Ross Stores, Inc.	123,275
779	TJX Companies, Inc. (The)	122,568
		489,614
	SEMICONDUCTORS - 1.6%
36	Advanced Micro Devices, Inc.(a)	17,141
51	Analog Devices, Inc.	18,738
99	Applied Materials, Inc.	50,259
45	Broadcom, Inc.	17,518
153	Intel Corporation(a)	13,801
275	KLA Corporation	50,275
167	Lam Research Corporation	48,934
63	Marvell Technology, Inc.	11,816
192	Microchip Technology, Inc.	14,264
20	Micron Technology, Inc.	16,461
11	Monolithic Power Systems, Inc.	15,686
94	NVIDIA Corporation	18,871

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 24.1% (Continued)
	SEMICONDUCTORS - 1.6% (Continued)
56	NXP Semiconductors N.V.	$12,833
149	ON Semiconductor Corporation(a)	12,160
76	Qualcomm, Inc.	11,218
293	Skyworks Solutions, Inc.	18,248
136	Teradyne, Inc.	50,006
58	Texas Instruments, Inc.	15,993
		414,222
	STEEL - 0.9%
483	Nucor Corporation	124,271
495	Steel Dynamics, Inc.	124,374
		248,645
	TECHNOLOGY HARDWARE - 3.5%
92	Apple, Inc.	28,420
252	Arista Networks, Inc.(a)	45,448
111	Ciena Corporation(a)	41,853
363	Cisco Systems, Inc.	42,104
70	Dell Technologies, Inc., Class C	28,376
112	F5, Inc.(a)	45,088
834	Garmin Ltd.	245,012
585	Hewlett Packard Enterprise Company	28,022
1,148	HP, Inc.	31,306
53	Lumentum Holdings, Inc.(a)	37,839
96	Motorola Solutions, Inc.	41,832
150	NetApp, Inc.	26,775
22	Sandisk Corporation(a)	26,726
33	Seagate Technology Holdings PLC	28,252
914	Super Micro Computer, Inc.(a)	25,958
130	Teledyne Technologies, Inc.(a)	85,224
54	Western Digital Corporation	29,421
287	Zebra Technologies Corporation, Class A(a)	84,326
		921,982
	TOBACCO & CANNABIS - 0.9%
1,795	Altria Group, Inc.	122,652

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 24.1% (Continued)
	TOBACCO & CANNABIS - 0.9% (Continued)
646	Philip Morris International, Inc.	$123,270
		245,922
	TRANSPORTATION & LOGISTICS - 2.8%
1,648	CSX Corporation	83,059
907	Delta Air Lines, Inc.	79,308
601	Fedex Freight Holding Company, Inc.(a)	84,458
300	JB Hunt Transport Services, Inc.	81,525
248	Norfolk Southern Corporation	83,199
384	Old Dominion Freight Line, Inc.	81,462
1,814	Southwest Airlines Company	81,576
286	Union Pacific Corporation	83,549
617	United Airlines Holdings, Inc.(a)	74,861
		732,997
	TRANSPORTATION EQUIPMENT - 0.7%
97	Cummins, Inc.	61,517
464	PACCAR, Inc.	61,564
212	Westinghouse Air Brake Technologies Corporation	61,662
		184,743
	WHOLESALE - CONSUMER STAPLES - 0.9%
1,539	Archer-Daniels-Midland Company	121,997
1,140	Bunge Global S.A.	121,102
		243,099

	TOTAL COMMON STOCKS (Cost $5,754,362)	6,419,426

	EXCHANGE-TRADED FUNDS — 61.9%
	COMMODITY - 6.0%
53,831	Invesco DB Commodity Index Tracking Fund	1,585,323

	EQUITY - 23.3%
5,539	Global X MSCI Greece ETF	444,283
14,616	iShares MSCI Austria ETF	620,888
4,258	iShares MSCI Israel ETF	508,192

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 61.9% (Continued)
	EQUITY - 23.3% (Continued)
7,129	iShares MSCI Italy ETF			$439,146
5,593	iShares MSCI Netherlands ETF			373,724
6,274	iShares MSCI Peru and Global Exposure ETF			539,439
11,133	iShares MSCI Poland ETF			476,826
14,498	iShares MSCI Singapore ETF			467,995
7,406	iShares MSCI Spain ETF			455,321
4,509	iShares MSCI Taiwan ETF			435,344
2,119	Vanguard Small-Cap Growth ETF			721,435
3,306	Vanguard Value ETF			727,155
				6,209,748
	FIXED INCOME - 25.9%
3,126	Arrow Reserve Capital Management ETF (g)			312,756
27,311	iShares 1-3 Year Treasury Bond ETF			2,239,502
8,806	iShares iBoxx $ High Yield Corporate Bond ETF			699,901
10,860	iShares iBoxx $ Investment Grade Corporate Bond ETF			1,153,875
11,631	iShares TIPS Bond ETF			1,251,845
12,123	State Street SPDR Bloomberg Convertible Securities ETF			1,234,728
				6,892,607
	MIXED ALLOCATION - 6.7%
100,000	Arrow Valtoro ETF (a)(f)(g)			1,796,940

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,413,183)			16,484,618

		Expiration Date	Exercise Price
	RIGHT — 0.0%(b)
	ASSET MANAGEMENT - 0.0% (b)
25,422	Sycamore Partners, LLC(a) (Cost $0)	8/28/2029	$3	—

	SHORT-TERM INVESTMENT — 3.2%
	MONEY MARKET FUND - 3.2%
840,009	First American Government Obligations Fund, Class X, 3.58%(c)(e) (Cost $840,009)			840,009

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2026

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 9.2%
	CALL OPTIONS PURCHASED - 9.2%
840	Galaxy Plus Commodity Call Option(e)(h)	Nomura	01/15/2027	$0.0001	$850,500	$1,563,593
1,160	Galaxy Plus Financial Call Option(i)	Nomura	01/15/2027	0.0001	1,174,500	887,655
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,025,000)					2,451,248

	TOTAL INVESTMENTS - 98.4% (Cost $24,032,554)					$26,195,301
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%					430,298
	NET ASSETS - 100.0%					$26,625,599

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Depreciation
19	NYMEX Light Sweet Crude Oil Future(e)	08/20/2026	$1,608,730	$(44,163)

	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamloze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2026.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is a holding of the ADWAB Fund. See note 2.

(f)	Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund. See note 8.

(g)	Affiliated Exchange-Traded Fund. See note 9.

(h)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Galaxy Plus Commodity Call option are shown on the subsequent pages.

(i)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Galaxy Plus Financial Call option are shown on the subsequent pages.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2026

Additional Information — Galaxy Plus Commodity Call Option

The following table represents the top 50 positions based on the absolute notional values and related values within the commodity feeder option as of July 31, 2026.

Quantity	Description	Expiration	Notional Amount	Weight	Market Value
10	LME Zinc U.S.	Sep-26	$903,049	13.89%	$27,150
4	CMX Copper	Sep-26	623,074	9.59%	21,729
(13)	CME Lean Hogs	Oct-26	(447,791)	6.89%	(1,065)
4	LME Aluminum U.S.	Sep-26	345,276	5.31%	(88,561)
1	CMX Gold	Dec-26	310,102	4.77%	762
3	LME Zinc U.S.	Dec-26	285,170	4.39%	5,411
3	CME Live Cattle	Oct-26	252,864	3.89%	5,010
(2)	LME Nickel U.S.	Sep-26	(229,282)	3.53%	(7,180)
6	CBT Bean Oil	Dec-26	221,727	3.41%	(1,461)
2	NYM RBOB Gas	Oct-26	184,456	2.84%	(7,889)
1	ICE LS GasOil	Oct-26	165,810	2.55%	2,955
1	CMX Silver	Sep-26	160,748	2.47%	(6,247)
(9)	CSC Sugar	Oct-26	(151,379)	2.33%	(887)
2	NYM Platinum	Oct-26	128,537	1.98%	1,524
1	Heating Oil	Oct-26	125,511	1.93%	(65)
11	ICEUS Canola	Nov-26	114,346	1.76%	1,561
2	CBOT Soybeans CSO	Nov-26	101,461	1.56%	1,722
91,640	U.S. Treasury Bill	Sep-26	91,173	1.40%	91,173
(3)	NYM Natural Gas	Oct-26	(81,959)	1.26%	3,073
75,891	U.S. Treasury Bill	Aug-26	75,762	1.17%	75,762
1	IPE Brent Crude	Oct-26	69,886	1.08%	8,844
2	ICE US Cotton	Dec-26	69,882	1.08%	806
67,955	U.S. Treasury Bill	Aug-26	67,901	1.04%	67,901
1	TTF Natural Gas	Sep-26	64,349	0.99%	623
6	SGX Iron Ore 62%	Sep-26	60,964	0.94%	(3,660)
57,186	U.S. Treasury Note	Aug-27	56,862	0.87%	56,862
52,190	U.S. Treasury Bill	Sep-26	52,002	0.80%	52,002
1	Crude Oil	Oct-26	51,814	0.80%	2,246
47,112	U.S. Treasury Bill	Sep-26	46,974	0.72%	46,974
(1)	ICEUS Cocoa	Sep-26	(45,040)	0.69%	(3,310)
44,449	U.S. Treasury Bill	Sep-26	44,279	0.68%	44,279
43,567	U.S. Treasury Bill	Aug-26	43,501	0.67%	43,501
2	CBT Corn	Dec-26	43,332	0.67%	2,583
35,845	Becton Dickinson & Co.	Jun-27	35,642	0.55%	35,642
(1)	CBT Bean Meal	Dec-26	(34,464)	0.53%	(876)
(1)	CBT Wheat	Dec-26	(32,661)	0.50%	(1,467)
30,997	U.S. Treasury Bill	Oct-26	30,789	0.47%	30,789
29,765	Nextera Energy Capital Holdings	Sep-27	29,807	0.46%	29,807
27,214	U.S. Treasury Bill	Aug-26	27,206	0.42%	27,206
24,082	Entergy Corp.	Sep-26	24,060	0.37%	24,060
22,413	Realty Income Corp.	Aug-27	22,339	0.34%	22,339
20,943	U.S. Treasury Note	Oct-26	20,947	0.32%	20,947
20,665	Northrop Grumman Corp.	Feb-27	20,542	0.32%	20,542
20,188	Verizon Inc.	Mar-27	20,167	0.31%	20,167
19,830	Parker-Hannifin Corp.	Sep-27	19,779	0.30%	19,779
19,902	U.S. Treasury Bill	Oct-26	19,759	0.30%	19,759
19,552	Dominion Energy Inc.	Aug-26	19,539	0.30%	19,539
19,274	U.S. Treasury Note	Oct-26	19,281	0.30%	19,281
19,075	Amazon Inc.	Mar-28	18,897	0.29%	18,897
17,962	AT&T Inc.	Mar-27	17,953	0.28%	17,953
352,726	Other Underlying Index Components		332,273	5.69%	349,839
					$1,138,331

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2026

Additional Information — Galaxy Plus Financial Call Option

The following table represents the top 50 positions based on the absolute notional values and related values within the financial feeder option as of July 31, 2026.

Quantity		Description	Expiration	Notional Amount	Weight	Market Value
(19)		3-Month SOFR	Dec-26	$(4,443,445)	22.62%	$317
(10)		U.S. 2-Year T-Note	Sep-26	(2,124,642)	10.82%	2,831
(7)		Lif 3-Month Euribor	Dec-26	(1,885,777)	9.60%	(105)
(2)		OSE 10-Year Japan Government Bond	Sep-26	(1,325,965)	6.75%	2,839
(10)		CBT 5-Year T-Note	Sep-26	(1,056,862)	5.38%	7,785
(7)		Eurex E-Schatz	Sep-26	(858,765)	4.37%	1,148
(4)		IMM Euro FX	Sep-26	(634,418)	3.23%	(5,325)
(6)		CBT 10-Year T-Note	Sep-26	(619,448)	3.15%	6,938
2		3-Month Sonia	Dec-26	613,098	3.12%	275
20		IMM Mexican Peso	Sep-26	569,299	2.90%	2,605
(7)		IMM Canadian Dollar	Sep-26	(521,627)	2.66%	(5,737)
2		ME S&P Canadian 60	Sep-26	481,458	2.45%	3,454
(3)		CME Swiss Franc	Sep-26	(445,587)	2.27%	472
(6)		SFE 3-Year Ausi Bond	Sep-26	(443,150)	2.26%	881
(5)		CME Japanese Yen	Sep-26	(408,909)	2.08%	(8,314)
4		ME Canadian Government Bond	Sep-26	363,705	1.85%	(4,756)
1		CBT Mini DOW	Sep-26	258,072	1.31%	(2,122)
2		New FTSE 100	Sep-26	237,258	1.21%	6,839
3		Eurex E-STXX 50	Sep-26	229,222	1.17%	2,233
2		Lif Long Gilt	Sep-26	225,562	1.15%	(3,214)
1		OSE Topix	Sep-26	170,602	0.87%	(3,422)
(1)		Euex Euro-Bobl	Sep-26	(168,885)	0.86%	301
(2)		SFE 10-Year Ausi Bond	Sep-26	(147,181)	0.75%	168
0	*	IMM E-Mini S&P 500	Sep-26	114,775	0.58%	(569)
2		Australian Dollar	Sep-26	109,289	0.56%	407
(1)		CBT 30-Year T-Bonds	Sep-26	(100,200)	0.51%	1,723
(0	) *	Hang Seng IDX Future	Aug-26	(67,320)	0.34%	(1,906)
62,694		U.S. Treasury Bill	Sep-26	62,375	0.32%	62,375
0	*	OSE Nikkei SA	Sep-26	59,767	0.31%	(6,171)
0	*	Eurex Euro-BTP	Sep-26	49,616	0.25%	(1,292)
0	*	IMM E-Mini Nasdaq	Sep-26	42,043	0.21%	(3,043)
(1)		New Zealand Dollar	Sep-26	(39,282)	0.20%	(1,171)
37,929		U.S. Treasury Note	Aug-26	37,927	0.19%	37,927
36,643		U.S. Treasury Bill	Oct-26	36,371	0.19%	36,371
(0	) *	Pound Sterling	Sep-26	(35,858)	0.18%	(164)
0	*	Eurex Dax Index	Sep-26	34,300	0.18%	548
31,342		U.S. Treasury Bill	Aug-26	31,317	0.16%	31,317
0	*	Eurex Oat	Sep-26	31,253	0.16%	(166)
26,827		U.S. Treasury Bill	Aug-26	26,787	0.14%	26,787
26,141		U.S. Treasury Bill	Oct-26	25,953	0.13%	25,953
(0	) *	Eurex Euro-Bund	Sep-26	(22,564)	0.11%	8
(0	) *	SFE SPI 200	Sep-26	(21,843)	0.11%	(518)
20,269		U.S. Treasury Note	Aug-27	20,154	0.10%	20,154
19,853		U.S. Treasury Bill	Sep-26	19,795	0.10%	19,795
17,442		U.S. Treasury Bill	Sep-26	17,379	0.09%	17,379
0	*	Mon Cac40 Index	Aug-26	17,279	0.09%	159
16,607		U.S. Treasury Bill	Sep-26	16,544	0.08%	16,544
16,129		U.S. Treasury Bill	Aug-26	16,102	0.08%	16,102
13,803		Duke Energy Corp	Sep-26	13,786	0.07%	13,786
13,645		Amgen Inc. FXD	Aug-26	13,635	0.07%	13,635
327,754		Other Underlying Index Components		326,662	1.66%	326,657
						$658,718

*	Less than 1 contract

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.5%
	EQUITY - 87.7%
32,447	First Trust Small Cap Core AlphaDEX Fund	$4,602,218
78,931	iShares MSCI Emerging Markets ETF	5,058,687
68,419	iShares MSCI Eurozone ETF	4,759,910
14,150	iShares MSCI USA Momentum Factor ETF	4,239,199
31,947	iShares MSCI USA Value Factor ETF	6,106,349
32,929	iShares S&P 500 Growth ETF	4,453,647
21,763	iShares S&P Small-Cap 600 Growth ETF	3,758,470
26,996	State Street Industrial Select Sector SPDR ETF	4,854,961
15,439	Vanguard Small-Cap Value ETF	3,776,843
		41,610,284
	MIXED ALLOCATION - 10.8%
285,605	Arrow Dow Jones Global Yield ETF (d) (e)	4,120,566
55,000	Arrow Valtoro ETF(a) (d) (e)	988,317
		5,108,883

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,560,514)	46,719,167

	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
474,322	First American Government Obligations Fund, Class X, 3.58%(b)(c) (Cost $474,322)	474,322

	TOTAL INVESTMENTS - 99.5% (Cost $42,034,836)	$47,193,489
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	219,726
	NET ASSETS - 100.0%	$47,413,215

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2026.

(c)	All or a portion of this investment is a holding of the ADWAT Fund. See note 2.

(d)	Affiliated Company - The Arrow DWA Tactical: Macro Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund. See note 8.

(e)	Affiliated Exchange-Traded Fund. See note 9.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUND — 19.0%
	MIXED ALLOCATION - 19.0%
405,877	Arrow Reserve Capital Management ETF(c)(d) (Cost $40,605,368)	$40,607,994

	PRIVATE INVESTMENT FUND — 47.7%
	FINANCIAL POOL - 47.7%
N/A	Galaxy Plus Fund LLC– Dunn Financials Feeder Fund(a)(g) (Cost $103,583,498)	102,047,481

	SHORT-TERM INVESTMENT — 15.6%
	MONEY MARKET FUND - 15.6%
33,473,782	First American Government Obligations Fund, Class X, 3.58%(b)(e) (Cost $33,473,782)	33,473,782

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 17.6%
	CALL OPTIONS PURCHASED - 17.6%
17,777	Galaxy Plus Commodity Call Option(e)(f)	Nomura	12/20/2026	$0.0001	$18,055,868	$37,683,078
	TOTAL CALL OPTIONS PURCHASED (Cost - $18,055,868)

	TOTAL INVESTMENTS - 99.9% (Cost $195,718,516)					$213,812,335
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%					187,730
	NET ASSETS - 100.0%					$214,000,065

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2026.

(c)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund. See note 8.

(d)	Affiliated Exchange-Traded Fund. See note 9.

(e)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited. See note 2.

(f)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Galaxy Plus Commodity Call option are shown on the subsequent pages.

(g)	Galaxy Plus Fund LLC – Dunn Financials Feeder Fund (589) LLC (the “Onshore Feeder”) effectuates its trading strategy through the Galaxy Plus Fund – Dunn Financials Master Fund (589) LLC (the “Onshore Master Fund”). The strategy’s objective is to generate absolute returns through long or short positions in accordance with estimated strength or weakness of a particular market’s trending. Arrow Managed Futures Strategy Fund invests into the Onshore Feeder and the Onshore Feeder invests in the Onshore Master Fund. As of July 31, 2026, Arrow Managed Futures Strategy Fund owns 99.13% of the Galaxy Plus Fund LLC – Dunn Financials Feeder Fund (589) LLC.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2026

Additional Information — Galaxy Plus Commodity Call Option

The following table represents the top 50 positions based on the absolute notional values and related values within the commodity feeder option as of July 31, 2026.

Quantity	Description	Expiration	Notional Amount	Weight	Market Value
238	LME Zinc U.S.	Sep-26	$21,819,751	13.89%	$655,999
93	CMX Copper	Sep-26	15,054,899	9.59%	525,028
(319)	CME Lean Hogs	Oct-26	(10,819,667)	6.89%	(25,733)
105	LME Aluminum U.S.	Sep-26	8,342,662	5.31%	(2,139,843)
18	CMX Gold	Dec-26	7,492,768	4.77%	18,407
76	LME Zinc U.S.	Dec-26	6,890,360	4.39%	130,742
67	CME Live Cattle	Oct-26	6,109,785	3.89%	121,053
(54)	LME Nickel U.S.	Sep-26	(5,539,990)	3.53%	(173,482)
133	CBT Bean Oil	Dec-26	5,357,426	3.41%	(35,311)
37	NYM RBOB Gas	Oct-26	4,456,888	2.84%	(190,617)
35	ICE LS GasOil	Oct-26	4,006,360	2.55%	71,391
13	CMX Silver	Sep-26	3,884,049	2.47%	(150,939)
(223)	CSC Sugar	Oct-26	(3,657,665)	2.33%	(21,423)
37	NYM Platinum	Oct-26	3,105,750	1.98%	36,819
18	Heating Oil	Oct-26	3,032,639	1.93%	(1,573)
255	ICEUS Canola	Nov-26	2,762,853	1.76%	37,729
41	CBOT Soybeans CSO	Nov-26	2,451,524	1.56%	41,613
2,214,233	U.S. Treasury Bill	Sep-26	2,202,961	1.40%	2,202,961
(71)	NYM Natural Gas	Oct-26	(1,980,308)	1.26%	74,243
1,833,704	U.S. Treasury Bill	Aug-26	1,830,586	1.17%	1,830,586
19	IPE Brent Crude	Oct-26	1,688,617	1.08%	213,694
41	ICE US Cotton	Dec-26	1,688,506	1.08%	19,468
1,641,951	U.S. Treasury Bill	Aug-26	1,640,641	1.04%	1,640,641
32	TTF Natural Gas	Sep-26	1,554,811	0.99%	15,045
154	SGX Iron Ore 62%	Sep-26	1,473,031	0.94%	(88,425)
1,381,735	U.S. Treasury Note	Aug-27	1,373,926	0.87%	1,373,926
1,261,037	U.S. Treasury Bill	Sep-26	1,256,485	0.80%	1,256,485
15	Crude Oil	Oct-26	1,251,954	0.80%	54,261
1,138,323	U.S. Treasury Bill	Sep-26	1,135,001	0.72%	1,135,001
(20)	ICEUS Cocoa	Sep-26	(1,088,268)	0.69%	(79,966)
1,073,989	U.S. Treasury Bill	Sep-26	1,069,888	0.68%	1,069,888
1,052,673	U.S. Treasury Bill	Aug-26	1,051,096	0.67%	1,051,096
45	CBT Corn	Dec-26	1,047,008	0.67%	62,413
866,105	Becton Dickinson & Co.	Jun-27	861,196	0.55%	861,196
(26)	CBT Bean Meal	Dec-26	(832,728)	0.53%	(21,163)
(24)	CBT Wheat	Dec-26	(789,169)	0.50%	(35,456)
748,960	U.S. Treasury Bill	Oct-26	743,941	0.47%	743,941
719,194	Nextera Energy Capital Holdings	Sep-27	720,203	0.46%	720,203
657,548	U.S. Treasury Bill	Aug-26	657,351	0.42%	657,351
581,884	Entergy Corp.	Sep-26	581,335	0.37%	581,335
541,556	Realty Income Corp.	Aug-27	539,763	0.34%	539,763
506,028	U.S. Treasury Note	Oct-26	506,138	0.32%	506,138
499,307	Northrop Grumman Corp.	Feb-27	496,348	0.32%	496,348
487,784	Verizon Inc.	Mar-27	487,280	0.31%	487,280
479,142	Parker-Hannifin Corp.	Sep-27	477,898	0.30%	477,898
480,871	U.S. Treasury Bill	Oct-26	477,413	0.30%	477,413
472,421	Dominion Energy Inc.	Aug-26	472,104	0.30%	472,104
465,699	U.S. Treasury Note	Oct-26	465,862	0.30%	465,862
460,898	Amazon Inc.	Mar-28	456,593	0.29%	456,593
434,013	AT&T Inc.	Mar-27	433,781	0.28%	433,781
8,522,773	Other Underlying Index Components		8,028,449	5.69%	8,452,921
					$27,504,685

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2026

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$21,724,009	$36,945,375	$155,113,148
Affiliated companies, At cost	2,308,545	5,089,461	40,605,368
Investments, At cost	$24,032,554	$42,034,836	$195,718,516
Unaffiliated companies, At value	$24,085,605	$42,084,606	$173,204,341
Affiliated companies, At value	2,109,696	5,108,883	40,607,994
Investments, At value	$26,195,301	$47,193,489	$213,812,335
Deposits with brokers:
Futures - Goldman Sachs & Co. LLC	518,988	233,660	—
Options - Goldman Sachs & Co. LLC	173,148	92,761	—
Receivable for securities sold	1,961,351	—	—
Receivable for Fund shares sold	—	107	277,147
Dividends and interest receivable	6,177	11,587	224,123
Prepaid expenses and other assets	47,421	59,185	88,434
TOTAL ASSETS	28,902,386	47,590,789	214,402,039

LIABILITIES
Payable for investments purchased	2,152,998	—	—
Unrealized depreciation on futures contracts	44,163	—	—
Investment advisory fees payable	18,296	33,270	146,363
Payable for fund shares repurchased	11,234	89,629	105,293
Payable to related parties	17,885	16,076	76,813
Payable for third party administrative servicing fees	—	6,992	—
Distribution (12b-1) fees payable	—	2,999	5,829
Accrued expenses and other liabilities	32,211	28,608	67,676
TOTAL LIABILITIES	2,276,787	177,574	401,974
NET ASSETS	$26,625,599	$47,413,215	$214,000,065

Net Assets Consist Of:

Paid in capital	$22,484,386	$33,815,117	$181,361,962
Accumulated earnings	4,141,213	13,598,098	32,638,103
NET ASSETS	$26,625,599	$47,413,215	$214,000,065

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2026

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$21,994,971	$26,660,529	$19,276,467
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,744,834	2,300,502	2,893,661
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$12.61	$11.59	$6.66	(c)
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$13.38	$12.30	$7.07	(c)

Class C Shares:
Net Assets	$689,555	$752,461	$1,172,245
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	62,477	74,843	198,746
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share (a)	$11.04	$10.05	$5.90

Institutional Class Shares:
Net Assets	$3,941,073	$20,000,225	$193,551,353
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	303,941	1,698,800	28,334,214
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share (a)	$12.97	$11.77	$6.83	(c)

(a)	For each of the Funds redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

(c)	The NAV shown above differs from the traded NAV on July 31, 2026 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2026

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$550,487	$445,441	$—
Dividends from affiliated companies	11,326	252,296	1,470,573
Interest	92,334	477,917	1,607,995
Less: Withholding tax	(7,235)	(37,033)	—
TOTAL INVESTMENT INCOME	646,912	1,138,621	3,078,568

EXPENSES
Investment advisory fees	246,468	412,133	1,889,555
Distribution (12b-1) fees, Class A	55,309	65,929	49,773
Distribution (12b-1) fees, Class C	12,932	13,332	11,613
Administrative services fees	57,613	60,671	230,356
Registration fees	42,910	47,381	77,184
Professional fees	36,637	39,977	97,340
Transfer agent fees	24,365	28,851	121,595
Third party administrative servicing fees	22,322	34,631	162,238
Accounting services fees	12,602	20,958	104,000
Trustees’ fees and expenses	9,094	9,094	9,094
Custodian fees	5,300	5,901	6,528
Printing and postage expenses	5,289	5,289	19,954
Insurance expense	1,400	6,870	31,000
Compliance officer fees	1,236	1,500	11,001
Other expenses	2,822	7,043	2,657
TOTAL EXPENSES	536,299	759,560	2,823,888
Less: Fees waived	(3,412)	(3,090)	(22,303)
NET EXPENSES	532,887	756,470	2,801,585

NET INVESTMENT INCOME	114,025	382,151	276,983

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Securities, unaffiliated companies	2,573,973	4,558,354	15,971,088
Securities, affiliated companies	—	56,555	—
Distributions of capital gains from affiliated companies	8	—	974
Futures contracts	399,473	4,700,881	—
	2,973,454	9,315,790	15,972,062
Net change in unrealized appreciation/(depreciation) of:
Securities, unaffiliated companies	1,978,347	723,047	47,484,606
Securities, affiliated companies	(198,248)	(111,145)	(24,353)
Futures contracts	(67,820)	(375,935)	—
	1,712,279	235,967	47,460,253

NET REALIZED AND UNREALIZED GAIN	4,685,733	9,551,757	63,432,315

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,799,758	$9,933,908	$63,709,298

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2026	July 31, 2025
FROM OPERATIONS
Net investment income	$114,025	$132,394
Net realized gain from securities, futures contracts, written options and swap contracts	2,973,446	3,068,280
Distributions of capital gains from affiliated companies	8	—
Net change in unrealized appreciation (depreciation) of securities, futures contracts, written options and swap contracts	1,712,279	(2,599,119)
Net increase in net assets resulting from operations	4,799,758	601,555

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(2,423,440)	(29,429)
Class C	(160,819)	—
Institutional Class	(444,826)	(16,021)
Net decrease in net assets from distributions to shareholders	(3,029,085)	(45,450)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	934,195	292,511
Class C	940	60,934
Institutional Class	527,481	826,070
Net asset value of shares issued in reinvestment of distributions:
Class A	2,271,083	27,578
Class C	158,365	—
Institutional Class	410,627	14,336
Payments for shares redeemed:
Class A	(3,945,980)	(4,269,441)
Class C	(990,148)	(1,360,980)
Institutional Class	(935,549)	(1,518,836)
Net decrease in net assets from shares of beneficial interest	(1,568,986)	(5,927,828)

TOTAL INCREASE (DECREASE) IN NET ASSETS	201,687	(5,371,723)

NET ASSETS
Beginning of Year	26,423,912	31,795,635
End of Year	$26,625,599	$26,423,912

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2026	July 31, 2025
SHARE ACTIVITY - Class A
Shares Sold	73,806	25,357
Shares Reinvested	189,415	2,377
Shares Redeemed	(311,598)	(367,807)
Net decrease in shares of beneficial interest outstanding	(48,377)	(340,073)

SHARE ACTIVITY - Class C
Shares Sold	85	5,826
Shares Reinvested	15,025	—
Shares Redeemed	(88,606)	(131,812)
Net decrease in shares of beneficial interest outstanding	(73,496)	(125,986)

SHARE ACTIVITY - Institutional Class
Shares Sold	40,673	68,921
Shares Reinvested	33,357	1,207
Shares Redeemed	(72,444)	(127,382)
Net increase (decrease) in shares of beneficial interest outstanding	1,586	(57,254)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2026	July 31, 2025
FROM OPERATIONS
Net investment income	$382,151	$180,749
Net realized gain from securities, futures contracts and written options	9,315,790	5,850,986
Net change in unrealized appreciation (depreciation) of securities, futures contracts and written options	235,967	(1,719,082)
Net increase in net assets resulting from operations	9,933,908	4,312,653

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(2,566,661)	—
Class C	(159,169)	—
Institutional Class	(1,680,014)	—
Net decrease in net assets from distributions to shareholders	(4,405,844)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,561,882	889,620
Class C	27,236	23,243
Institutional Class	5,616,450	1,553,738
Net asset value of shares issued in reinvestment of distributions:
Class A	2,360,833	—
Class C	155,971	—
Institutional Class	1,483,611	—
Redemption fee proceeds:
Class A	988	28
Institutional Class	933	6
Payments for shares redeemed:
Class A	(4,166,244)	(4,578,184)
Class C	(1,192,037)	(894,971)
Institutional Class	(3,913,169)	(2,540,566)
Net increase (decrease) in net assets from shares of beneficial interest	1,936,454	(5,547,086)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,464,518	(1,234,433)

NET ASSETS
Beginning of Year	39,948,697	41,183,130
End of Year	$47,413,215	$39,948,697

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2026	July 31, 2025
SHARE ACTIVITY - Class A
Shares Sold	134,423	93,021
Shares Reinvested	208,732	—
Shares Redeemed	(363,066)	(477,369)
Net decrease in shares of beneficial interest outstanding	(19,911)	(384,348)

SHARE ACTIVITY - Class C
Shares Sold	2,647	2,753
Shares Reinvested	15,835	—
Shares Redeemed	(119,443)	(105,175)
Net decrease in shares of beneficial interest outstanding	(100,961)	(102,422)

SHARE ACTIVITY - Institutional Class
Shares Sold	477,588	159,487
Shares Reinvested	129,347	—
Shares Redeemed	(336,784)	(264,909)
Net increase (decrease) in shares of beneficial interest outstanding	270,151	(105,422)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2026	July 31, 2025
FROM OPERATIONS
Net investment income	$276,983	$4,431,006
Net realized gain (loss) from securities and swap contracts	15,971,088	(7,315,019)
Distributions of capital gains from affiliated companies	974	—
Net change in unrealized appreciation (depreciation) of securities and swap contracts	47,460,253	(29,679,833)
Net increase (decrease) in net assets resulting from operations	63,709,298	(32,563,846)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,405,231	7,318,789
Class C	273,934	292,390
Institutional Class	63,507,008	61,335,095
Redemption fee proceeds:
Class A	100	1,900
Class C	—	48
Institutional Class	3,325	2,633
Payments for shares redeemed:
Class A	(10,928,239)	(11,729,880)
Class C	(567,391)	(1,307,322)
Institutional Class	(108,936,494)	(30,343,629)
Net increase (decrease) in net assets from shares of beneficial interest	(52,242,526)	25,570,024

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,466,772	(6,993,822)

NET ASSETS
Beginning of Year	202,533,293	209,527,115
End of Year	$214,000,065	$202,533,293

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2026	July 31, 2025
SHARE ACTIVITY - Class A
Shares Sold	697,013	1,359,765
Shares Redeemed	(1,815,066)	(2,194,219)
Net decrease in shares of beneficial interest outstanding	(1,118,053)	(834,454)

SHARE ACTIVITY - Class C
Shares Sold	47,791	58,778
Shares Redeemed	(106,177)	(275,121)
Net decrease in shares of beneficial interest outstanding	(58,386)	(216,343)

SHARE ACTIVITY - Institutional Class
Shares Sold	9,647,311	11,150,994
Shares Redeemed	(16,980,391)	(5,418,246)
Net increase (decrease) in shares of beneficial interest outstanding	(7,333,080)	5,732,748

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2026	2025	2024	2023	2022
Net asset value, beginning of year	$11.88	$11.62	$11.38	$11.90	$13.25
Activity from investment operations:
Net investment income (loss) (1)	0.05	0.06	0.14	0.09	(0.00	) (7)
Net realized and unrealized gain (loss) on investments	2.16	0.22	0.58	0.07	(0.73)
Total from investment operations	2.21	0.28	0.72	0.16	(0.73)
Paid-in-capital from redemption fees	—	—	0.00 (3)	0.00 (3)	0.00	(3)
Less distributions from:
Net investment income	(0.23)	(0.02)	(0.48)	(0.31)	—
Net realized gains	(1.25)	—	—	(0.37)	(0.62)
Total distributions	(1.48)	(0.02)	(0.48)	(0.68)	(0.62)
Net asset value, end of year	$12.61	$11.88	$11.62	$11.38	$11.90
Total return (2)	19.24%	2.37%	6.64%	1.37%	(5.76)%
Net assets, end of year (000s)	$21,995	$21,305	$24,790	$26,386	$28,725
Ratio of gross expenses to average net assets (4)(6)	1.96%	1.99%	1.93%	1.85%	1.85%
Ratio of net expenses to average net assets (4)	1.95%	1.98%	1.92%	1.84%	1.84%
Ratio of net investment income (loss) to average net assets (4)(5)	0.42%	0.48%	1.25%	0.89%	(0.03)%
Portfolio Turnover Rate	110%	106%	135%	149%	122%

(1)	Per share amounts calculated using the average shares method.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Amount represents greater than $(0.01) per share.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year		Year	Year		Year
	Ended		Ended		Ended	Ended		Ended
	July 31,		July 31,		July 31,	July 31,		July 31,
Class C Shares	2026		2025		2024	2023		2022
Net asset value, beginning of year	$10.55		$10.38		$10.15	$10.64		$12.01
Activity from investment operations:
Net investment income (loss) (1)	(0.04	) (8)	(0.02	) (8)	0.05	0.01		(0.09)
Net realized and unrealized gain (loss) on investments	1.91		0.19		0.52	0.07		(0.66)
Total from investment operations	1.87		0.17		0.57	0.08		(0.75)
Paid-in-capital from redemption fees	—		—		—	—		0.00	(3)
Less distributions from:
Net investment income	(0.13)		—		(0.34)	(0.20)		—
Net realized gains	(1.25)		—		—	(0.37)		(0.62)
Total distributions	(1.38)		—		(0.34)	(0.57)		(0.62)
Net asset value, end of year	$11.04		$10.55		$10.38	$10.15		$10.64
Total return (2)	18.33%		1.64%		5.81%	0.69	% (7)	(6.55	)% (7)
Net assets, end of year (000s)	$690		$1,434		$2,719	$4,354		$5,650
Ratio of gross expenses to average net assets (4)(6)	2.71%		2.74%		2.68%	2.60%		2.60%
Ratio of net expenses to average net assets (4)	2.70%		2.73%		2.67%	2.59%		2.59%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.33)%		(0.26)%		0.50%	0.14%		(0.80)%
Portfolio Turnover Rate	110%		106%		135%	149%		122%

(1)	Per share amounts calculated using the average shares method.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Net investment income (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the year.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year		Year		Year		Year
	Ended		Ended		Ended		Ended		Ended
	July 31,		July 31,		July 31,		July 31,		July 31,
Institutional Class Shares	2026		2025		2024		2023		2022
Net asset value, beginning of year	$12.19		$11.92		$11.66		$12.18		$13.52
Activity from investment operations:
Net investment income (loss) (1)	0.09		0.09		0.17		0.13		0.03
Net realized and unrealized gain (loss) on investments	2.20		0.23		0.60		0.07		(0.75)
Total from investment operations	2.29		0.32		0.77		0.20		(0.72)
Paid-in-capital from redemption fees	—		—		—		0.00	(3)	—
Less distributions from:
Net investment income	(0.26)		(0.05)		(0.51)		(0.35)		—
Net realized gains	(1.25)		—		—		(0.37)		(0.62)
Total distributions	(1.51)		(0.05)		(0.51)		(0.72)		(0.62)
Net asset value, end of year	$12.97		$12.19		$11.92		$11.66		$12.18
Total return (2)	19.47	% (7)	2.67	% (7)	6.94	% (7)	1.63	% (7)	(5.57	)% (7)
Net assets, end of year (000s)	$3,941		$3,684		$4,286		$7,565		$8,932
Ratio of gross expenses to average net assets (4)(6)	1.71%		1.74%		1.68%		1.60%		1.61%
Ratio of net expenses to average net assets (4)	1.70%		1.73%		1.67%		1.59%		1.59%
Ratio of net investment income (loss) to average net assets (4)(5)	0.67%		0.74%		1.50%		1.15%		0.20%
Portfolio Turnover Rate	110%		106%		135%		149%		122%

(1)	Per share amounts calculated using the average shares method.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.18	$9.15	$8.78	$9.55	$10.59
Activity from investment operations:
Net investment income (loss) (1)	0.09	0.04	(0.03)	0.13	(0.03)
Net realized and unrealized gain (loss) on investments	2.48	0.99	0.51	(0.28)	1.05
Total from investment operations	2.57	1.03	0.48	(0.15)	1.02
Paid-in-capital from redemption fees	0.00 (3)	0.00 (3)	—	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	(0.58)	—	(0.11)	(0.53)	—
Net realized gains	(0.58)	—	—	(0.09)	(2.06)
Total distributions	(1.16)	—	(0.11)	(0.62)	(2.06)
Net asset value, end of year	$11.59	$10.18	$9.15	$8.78	$9.55
Total return (2)	25.57%	11.26%	5.61%	(1.39)%	10.87%
Net assets, end of year (000s)	$26,661	$23,624	$24,736	$29,536	$31,558
Ratio of gross expenses to average net assets (4)(6)	1.74%	1.79%	1.84%	1.65%	1.69%
Ratio of net expenses to average net assets (4)	1.73%	1.79%	1.84%	1.65%	1.69%
Ratio of net investment income (loss) to average net assets (4)(5)	0.76%	0.39%	(0.30)%	1.46%	(0.25)%
Portfolio Turnover Rate	83%	58%	76%	159%	150%

(1)	Per share amounts calculated using the average shares method.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year		Year	Year	Year
	Ended		Ended		Ended	Ended	Ended
	July 31,		July 31,		July 31,	July 31,	July 31,
Class C Shares	2026		2025		2024	2023	2022
Net asset value, beginning of year	$8.95		$8.10		$7.75	$8.49	$9.70
Activity from investment operations:
Net investment income (loss) (1)	(0.01	) (7)	(0.04	) (7)	(0.08)	0.05	(0.10)
Net realized and unrealized gain (loss) on investments	2.19		0.89		0.44	(0.24)	0.95
Total from investment operations	2.18		0.85		0.36	(0.19)	0.85
Paid-in-capital from redemption fees	—		—		—	—	0.00 (3)
Less distributions from:
Net investment income	(0.50)		—		(0.01)	(0.46)	—
Net realized gains	(0.58)		—		—	(0.09)	(2.06)
Total distributions	(1.08)		—		(0.01)	(0.55)	(2.06)
Net asset value, end of year	$10.05		$8.95		$8.10	$7.75	$8.49
Total return (2)	24.60%		10.49%		4.70%	(2.13)%	10.00%
Net assets, end of year (000s)	$752		$1,574		$2,254	$4,121	$6,676
Ratio of gross expenses to average net assets (4)(6)	2.49%		2.54%		2.59%	2.40%	2.44%
Ratio of net expenses to average net assets (4)	2.48%		2.54%		2.59%	2.40%	2.43%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.07)%		(0.36)%		(1.05)%	0.71%	(1.06)%
Portfolio Turnover Rate	83%		58%		76%	159%	150%

(1)	Per share amounts calculated using the average shares method.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	The amount of net investment income (loss) on investments per share does not accord with the amounts in the Consolidated Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.33	$9.25	$8.88	$9.66	$10.66
Activity from investment operations:
Net investment income (loss) (1)	0.12	0.07	(0.01)	0.15	0.01
Net realized and unrealized gain (loss) on investments	2.51	1.01	0.52	(0.28)	1.05
Total from investment operations	2.63	1.08	0.51	(0.13)	1.06
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.61)	—	(0.14)	(0.56)	—
Net realized gains	(0.58)	—	—	(0.09)	(2.06)
Total distributions	(1.19)	—	(0.14)	(0.65)	(2.06)
Net asset value, end of year	$11.77	$10.33	$9.25	$8.88	$9.66
Total return (2)	25.77%	11.68%	5.84%	(1.24)%	11.20%
Net assets, end of year (000s)	$20,000	$14,751	$14,193	$28,224	$43,333
Ratio of gross expenses to average net assets (4)(6)	1.49%	1.54%	1.59%	1.40%	1.44%
Ratio of net expenses to average net assets (4)	1.48%	1.54%	1.59%	1.40%	1.44%
Ratio of net investment income (loss) to average net assets (4)(5)	1.01%	0.64%	(0.05)%	1.71%	0.09%
Portfolio Turnover Rate	83%	58%	76%	159%	150%

(1)	Per share amounts calculated using the average shares method.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year	Year	Year		Year
	Ended		Ended	Ended	Ended		Ended
	July 31,		July 31,	July 31,	July 31,		July 31,
Class A Shares	2026		2025	2024	2023		2022
Net asset value, beginning of year	$4.97		$5.85	$6.99	$8.17		$6.33
Activity from investment operations:
Net investment income (loss) (1)	(0.01	) (8)	0.11	0.24	0.16		(0.09)
Net realized and unrealized gain (loss) on investments	1.70		(0.99)	(0.76)	1.41		2.07
Total from investment operations	1.69		(0.88)	(0.52)	1.57		1.98
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00		0.00
Less distributions from:
Net investment income	—		—	(0.62)	(2.75)		(0.14)
Total distributions	—		—	(0.62)	(2.75)		(0.14)
Net asset value, end of year	$6.66		$4.97	$5.85	$6.99		$8.17
Total return (2)	34.00	% (7)	(15.04)%	(7.56)%	21.57	% (7)	31.98	% (7)
Net assets, end of year (000s)	$19,276		$19,946	$28,341	$36,498		$20,271
Ratio of gross expenses to average net assets (4)(6)	1.49%		1.53%	1.49%	1.46%		1.55%
Ratio of net expenses to average net assets (4)	1.48%		1.52%	1.47%	1.45%		1.54%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.10)%		1.92%	3.77%	2.24%		(1.18)%
Portfolio Turnover Rate	0%		0%	12%	0%		0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Net investment income (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year	Year	Year		Year
	Ended		Ended	Ended	Ended		Ended
	July 31,		July 31,	July 31,	July 31,		July 31,
Class C Shares	2026		2025	2024	2023		2022
Net asset value, beginning of year	$4.44		$5.26	$6.37	$7.66		$5.93
Activity from investment operations:
Net investment income (loss) (1)	(0.05	) (8)	0.06	0.17	0.09		(0.14)
Net realized and unrealized gain (loss) on investments	1.51		(0.88)	(0.69)	1.30		1.96
Total from investment operations	1.46		(0.82)	(0.52)	1.39		1.82
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00		0.00
Less distributions from:
Net investment income	—		—	(0.59)	(2.68)		(0.09)
Total distributions	—		—	(0.59)	(2.68)		(0.09)
Net asset value, end of year	$5.90		$4.44	$5.26	$6.37		$7.66
Total return (2)	32.88%		(15.59)%	(8.26)%	20.31	% (7)	31.09	% (7)
Net assets, end of year (000s)	$1,172		$1,141	$2,491	$3,646		$3,231
Ratio of gross expenses to average net assets (4)(6)	2.24%		2.28%	2.24%	2.21%		2.29%
Ratio of net expenses to average net assets (4)	2.23%		2.27%	2.22%	2.20%		2.28%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.85)%		1.17%	3.02%	1.49%		(1.95)%
Portfolio Turnover Rate	0%		0%	12%	0%		0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Net investment income (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year	Year	Year		Year
	Ended		Ended	Ended	Ended		Ended
	July 31,		July 31,	July 31,	July 31,		July 31,
Institutional Class Shares	2026		2025	2024	2023		2022
Net asset value, beginning of year	$5.09		$5.97	$7.12	$8.29		$6.42
Activity from investment operations:
Net investment income (loss) (1)	0.01		0.12	0.25	0.18		(0.07)
Net realized and unrealized gain (loss) on investments	1.73		(1.00)	(0.78)	1.41		2.09
Total from investment operations	1.74		(0.88)	(0.53)	1.59		2.02
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00		0.00
Less distributions from:
Net investment income	—		—	(0.62)	(2.76)		(0.15)
Total distributions	—		—	(0.62)	(2.76)		(0.15)
Net asset value, end of year	$6.83		$5.09	$5.97	$7.12		$8.29
Total return (2)	34.18	% (7)	(14.74)%	(7.44)%	21.64	% (7)	32.34	% (7)
Net assets, end of year (000s)	$193,551		$181,446	$178,695	$149,738		$108,933
Ratio of gross expenses to average net assets (4)(6)	1.24%		1.28%	1.24%	1.21%		1.29%
Ratio of net expenses to average net assets (4)	1.23%		1.27%	1.22%	1.20%		1.27%
Ratio of net investment income (loss) to average net assets (4)(5)	0.15%		2.17%	4.02%	2.49%		(1.01)%
Portfolio Turnover Rate	0%		0%	12%	0%		0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
July 31, 2026

1.	ORGANIZATION

The Arrow DWA Tactical: Balanced Fund (“ADTBF”), the Arrow DWA Tactical: Macro Fund (“ADTMF”), and the Arrow Managed Futures Strategy Fund (“AMFSF”) (each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are diversified funds. ADTBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTMF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. AMFSF seeks long-term capital appreciation and to achieve absolute returns. ADTMF and AMFSF are “fund of funds”, in that they will generally invest in other investment companies. ADTBF commenced operations on August 8, 2006. ADTMF commenced operations on May 30, 2008. AMFSF commenced operations on April 30, 2010.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class of the Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2026

operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. ASU 2023-09 is intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on any Fund’s financial statements.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported mean price on the valuation date or are valued based on the daily price reported from the counterparty or pricing agent based on the underlying reference asset. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on a proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount on such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2026

Exchange-Traded Funds – An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

In certain circumstances, securities may be valued at their fair value as determined in good faith by Arrow Investment Advisors, LLC (the “Advisor”) as the Board-designated Valuation Designee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2026

for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2026, for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Tactical: Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$6,419,426	$—	$—	$6,419,426
Exchange-Traded Funds	16,484,618	—	—	16,484,618
Short Term Investment	840,009	—	—	840,009
Call Options Purchased	—	2,451,248	—	2,451,248
Total	$23,744,053	$2,451,248	$—	$26,195,301

Liabilities	Level 1	Level 2	Level 3	Total
Open Long Futures Contracts *	44,163	—	—	44,163
Total	$44,163	$—	$—	$44,163

Arrow DWA Tactical: Macro Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$46,719,167	$—	$—	$46,719,167
Short Term Investment	474,322	—	—	474,322
Total	$47,193,489	$—	$—	$47,193,489

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$40,607,994	$—	$—	$40,607,994
Private Investments **	—	—	—	102,047,481
Short Term Investment	33,473,782	—	—	33,473,782
Call Options Purchased	—	37,683,078	—	37,683,078
Total	$74,081,776	$37,683,078	$—	$213,812,335

The Funds did not hold any Level 3 securities at the end of the period.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts open as of July 31, 2026.

**	Investment valued using the NAV per share practical expedient. In accordance with Topic 820, the investment is excluded from the fair value table.

See Consolidated Schedules of Investments for investments and derivatives segregated by industry, type, and underlying exposure.

Investments Valued at NAV – ASC Topic 820 permits a reporting entity to measure the fair value of an Investment Fund that does not have a readily determinable fair value based on the NAV per share, or its equivalent, of the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2026

that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. Adjustments to the NAV provided by the Adviser would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the private equity is not being reported at fair value.

The following are restricted securities measured at NAV per share or Level 3 investments:

	Initial			Redemption	Commitments as	Notice	Gates/
Private Investment Fund	Acquisition Date	Cost	Fair Value	Frequency	of July 31, 2026	Period	Lock ups
Galaxy Plus Fund LLC – Dunn Financials Feeder Fund	12/20/2024	$103,583,498	$102,047,481	Daily	None	1 day	None

Consolidation of Subsidiaries – ADWAB Fund Limited (“ADB-CFC”), ADWAT Fund Limited (“ADT-CFC”), and Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADTBF, ADTMF, and AMFSF include the accounts of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. Each Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Each CFC utilizes commodity-based derivative products to facilitate the relevant Fund’s pursuit of its investment objectives. In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, a Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange-traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2026

Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk – The Funds may use derivatives (including swaps, structured notes, options, futures, and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a Fund.

Fixed Income Risk - When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2026

Market Risk – The net asset value of a Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by a Fund is replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce a Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Swap Counterparty Credit Risk – Each Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Taxation Risk – By investing in commodities indirectly through a CFC, a Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, any income received from a CFC will be passed through to the relevant Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk – Each CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and its shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

A summary of each Fund’s investments in its respective CFC are as follows:

		CFC Net Assets at	% of Total Net Assets at
	Inception Date of CFC	July 31, 2026	July 31, 2026
ADB-CFC	12/5/2012	$2,115,038	7.94%
ADT-CFC	12/12/2011	518,865	1.09%
AMFS-CFC	7/23/2010	37,784,014	17.66%

Security Transactions and Related Income – Security transactions are accounted for on

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2026

the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Dividends and Distributions to Shareholders – ADTBF and ADTMF intend to distribute substantially all of their net investment income at least annually and net capital gain annually. AMFSF intends to distribute substantially all of its investment income at least quarterly and net capital gain annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2023 – July 31, 2025, or expected to be taken in the Funds’ July 31, 2026 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Consolidated Statements of Operations. For the year ended July 31, 2026, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2026

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations. There were no forward currency contracts held during the year ended July 31, 2026, for any Fund.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2026

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

ADTBF and AMFSF hold fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. The reference assets for the options are Cayman commodity and financial pools engaged in the trading of futures and options on futures. According to the terms of the options, the Advisor may increase or decrease this exposure on a daily basis. ADTBF and AMFSF paid an initial fee equal to 1.25% of the reference asset value upon entering into the option contracts. Beginning after the first anniversary of the contracts, quarterly premium payments of 0.3125% of the reference asset value are paid to the counterparty. The option contracts were initially entered into as of December 20, 2024, and have a two year valuation period, which may be extended or reduced to zero at any time.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the Secured Overnight Financing Rate (“SOFR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the SOFR-based interest on the notional principal amount and receives (or pays if

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2026

the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Derivatives Disclosure

Fair Values of Derivative Instruments in ADTBF as of July 31, 2026:

	Asset Derivatives		Liability Derivatives

Contract Type/	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Call Options Purchased: Commodity Risk	Investment Securities: Unaffiliated companies at value	$1,563,593	Investment Securities: Unaffiliated companies at value	$—
Call Options Purchased: Interest Rate Risk	Investment Securities: Unaffiliated companies at value	887,655	Investment Securities: Unaffiliated companies at value	—
Futures: Commodity Risk	Unrealized appreciation on futures contracts	—	Unrealized depreciation on futures contracts	44,163
		$2,451,248		$44,163

Fair Values of Derivative Instruments in AMFSF as of July 31, 2026:

	Asset Derivatives		Liability Derivatives

Contract Type/	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Call Options Purchased: Commodity Risk	Investment Securities: Unaffiliated companies at value	$37,683,078	Investment Securities: Unaffiliated companies at value	$—
		$37,683,078		$—

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2026

The average notional value of the derivative instruments for the year ended July 31, 2026 is disclosed below:

	Average Notional Value
	Long	Short	Purchased Call
	Futures	Futures	Options
ADTBF	$2,177,945	$1,195,560	$2,025,000
ADTMF	14,489,498	—	—
AMFSF	—	—	21,917,047

The effect of Derivative Instruments on the Consolidated Statements of Operations for the year ended July 31, 2026:

ADTBF
Location	Commodity Risk	Interest Rate Risk	Currency Risk	Total
Net realized gain (loss) from:
Futures contracts	$425,851	$—	$(26,378)	$399,473
Securities, unaffiliated companies	(16,871)	(8,017)	—	(24,888)
Total net realized gain (loss)	$408,980	$(8,017)	$(26,378)	$374,585
Net change in unrealized appreciation (depreciation) of:
Futures contracts	$(67,820)	$—	$—	$(67,820)
Securities, unaffiliated companies	657,057	296,020	—	953,077
Total net change in unrealized appreciation	$589,237	$296,020	$—	$885,257

ADTMF
Location	Commodity Risk	Interest Rate Risk	Equity Risk	Total
Net realized gain (loss) from:
Futures contracts	$4,700,881	$—	$—	$4,700,881
Total net realized gain	$4,700,881	$—	$—	$4,700,881
Net change in unrealized appreciation (depreciation) of:
Futures contracts	$(375,935)	$—	$—	$(375,935)
Total net change in unrealized depreciation	$(375,935)	$—	$—	$(375,935)

AMFSF
Location	Commodity Risk	Interest Rate Risk	Equity Risk	Total
Net realized gain (loss) from:
Securities, unaffiliated companies	$16,145,235	$—	$—	$16,145,235
Total net realized gain	$16,145,235	$—	$—	$16,145,235
Net change in unrealized appreciation (depreciation) of:
Securities, unaffiliated companies	$14,056,402	$—	$—	$14,056,402
Total net change in unrealized appreciation	$14,056,402	$—	$—	$14,056,402

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2026

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures contracts. During the year ended July 31, 2026, each Fund was subject to a master netting arrangement for the futures and options. The following table shows additional information regarding the offsetting of assets and liabilities at July 31, 2026.

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets &
Assets:				Liabilities
		Gross Amounts Offset	Net Amounts of Assets
		in the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements	Financial	Cash Collateral
	Recognized Assets	Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
ADTBF
Call Options Purchased - Galaxy Plus	$2,451,248	$—	$2,451,248	$—	$—	$2,451,248
Total	$2,451,248	$—	$2,451,248	$—	$—	$2,451,248

AMFSF
Call Options Purchased - Galaxy Plus	$37,683,078	$—	$37,683,078	$—	$—	$37,683,078
Total	$37,683,078	$—	$37,683,078	$—	$—	$37,683,078

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets &
Liabilities:				Liabilities
		Gross Amounts Offset	Net Amounts of Assets
		in the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements	Financial	Cash Collateral
	Recognized Liabilities	Liabilities	of Assets & Liabilities	Instruments	Pledged	Net Amount
ADTBF
Futures Contracts - Goldman Sachs	$(44,163)	$—	$(44,163)	$—	$44,163	$—
Total	$(44,163)	$—	$(44,163)	$—	$44,163	$—

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2026

4.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), were as follows:

Fund	Purchases	Sales
ADTBF	$25,076,564	$28,505,767
ADTMF	39,688,310	26,694,504
AMFSF	—	—

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. The Advisor serves as the Funds’ investment advisor.

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of ADTBF and ADTMF average daily net assets and 0.85% of AMFSF average daily net assets.

Pursuant to an exemptive order, each Fund may invest a portion of its assets in the other funds managed by the Advisor. During the year ended July 31, 2026, ADTBF invested in Arrow Reserve Capital Management ETF (“ARCM”) and Arrow Valtoro ETF (“ORO”), ADTMF invested in Arrow Dow Jones Global Yield ETF (“GYLD”) and ORO, and AMFSF invested in ARCM, which are other funds managed by the Advisor. The Advisor has agreed to waive 0.05% and 0.20% of its advisory fee on the portion of ADTBF’s assets that are invested in ARCM and ORO, respectively. The Advisor has agreed to waive 0.05% and 0.20% of its advisory fee on the portion of ADTMF’s assets that are invested in GYLD and ORO, respectively. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of AMFSF’s assets that are invested in ARCM. For the year ended July 31, 2026, the Advisor waived $3,412, $3,090, and $22,303, in fees for ADTBF, ADTMF and AMFSF, respectively, pursuant to its agreement. Fees waived pursuant to this waiver are not subject to recoupment in future periods.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2026

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the year ended July 31, 2026, the Distributor received $21,205, of which $3,005 was retained in commissions.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended July 31, 2026, ADTBF, ADTMF and AMFSF assessed $0, $1,921, and $3,425 respectively, in redemption fees as disclosed on the Consolidated Statements of Changes in Net Assets.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of July 31, 2026, Charles Schwab owned 59.7% of AMFSF.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

ADTBF and AMFSF each invests a portion of its assets in Arrow Reserve Capital Management ETF (“ARCM”), a series of the Trust that is advised by the Advisor. ARCM seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in ARCM at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and AMFSF is directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of July 31, 2026, ADTBF and AMFSF owned 0.6% and 79.6% of ARCM, respectively. As of July 31, 2026, the percentage of ADTBF and AMFSF’s net assets invested in ARCM was 1.2% and 19.0%, respectively.

ADTMF invests a portion of its assets in Arrow Dow Jones Global Yield ETF (“GYLD”) a series of the Trust that is advised by the Advisor. GYLD seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2026

Global Yield Index (the “Index”). GYLD’s securities valuation policies are similar to the Funds’ policies. ADTMF may redeem its investment in GYLD at any time if the Advisor determines that it is in the best interest of ADTMF and its shareholders to do so. The performance of ADTMF is directly affected by the performance of GYLD. The financial statements of GYLD, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with GYLD’s financial statements. As of July 31, 2026, ADTMF owned 10.9% of GYLD. As of July 31, 2026, the percentage of ADTMF net assets invested in GYLD was 8.7%.

ADTBF and ADTMF invests a portion of its assets in Arrow Valtoro ETF (“ORO”) a series of the Trust that is advised by the Advisor. ORO seeks capital gains. ORO’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in ORO at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and ADTMF is directly affected by the performance of ORO. The financial statements of ORO, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with ORO’s financial statements. As of July 31, 2026, ADTBF and ADTMF owned 57.1% and 31.4%, of ORO, respectively. As of July 31, 2026, the percentage of ADTBF and ADTMF net assets invested in ORO was 6.7% and 2.1%, respectively.

AMFSF invests a portion of its assets in Galaxy Plus Fund LLC– Dunn Financials Feeder Fund (“Galaxy Plus”). AMFSF may redeem its investment in Galaxy Plus at any time if the Advisor determines that it is in the best interest of AMFSF and its shareholders to do so. The performance of AMFSF is directly affected by the performance of Galaxy Plus. Upon request by an AMFSF shareholder, the Fund will seek to provide the financial statements of Galaxy Plus and these statements should be read in conjunction with AMFSF’s financial statements. As of July 31, 2026, the percentage of AMFSF’s net assets invested in Galaxy Plus was 47.7%.

9.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at July 31, 2026 are noted in the Funds’ Consolidated Schedules of Investments. Transactions during the year ended July 31, 2026 with companies which are affiliates are as follows:

ADTBF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	Shares -
Tickers	Description	Year	Purchases	Proceeds	Gain (Loss)	Income	of Year	(Depreciation)	End of Year
ARCM	Arrow Reserve Capital Management ETF	$312,944	$—	$—	$—	$11,326	$312,756	$(188)	3,126
ORO	Arrow Valtoro ETF	—	1,995,000	—	—	—	1,796,940	(198,060)	100,000
		$312,944	$1,995,000	$—	$—	$11,326	$2,109,696	$(198,248)	$103,126

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2026

ADTMF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	Shares -
Tickers	Description	Year	Purchases	Proceeds	Gain (Loss)	Income	of Year	(Depreciation)	End of Year
GYLD	Arrow Dow Jones Global Yield ETF	$4,082,914	$4,088,460	$(4,047,654)	$56,555	$252,296	$4,120,566	$(59,709)	285,605
ORO	Arrow Valtoro ETF	—	1,039,753	—	—	—	988,317	(51,436)	55,000
		$4,082,914	$5,128,213	$(4,047,654)	$56,555	$252,296	$5,108,883	$(111,145)	$340,605

AMFSF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	Shares -
Tickers	Description	Year	Purchases	Proceeds	Gain (Loss)	Income	of Year	(Depreciation)	End of Year
ARCM	Arrow Reserve Capital Management ETF	$40,632,347	$—	$—	$—	$1,470,573	$40,607,994	$(24,353)	405,877

10.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended July 31, 2026, and July 31, 2025, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2026	Income	Capital Gains	Capital	Total
ADTBF	$1,113,160	$1,915,925	$—	$3,029,085
ADTMF	2,218,437	2,187,407	—	4,405,844
AMFSF	—	—	—	—

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2025	Income	Capital Gains	Capital	Total
ADTBF	$45,450	$—	$—	$45,450
ADTMF	—	—	—	—
AMFSF	—	—	—	—

As of July 31, 2026, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
ADTBF	$1,230,800	$787,418	$—	$—	$—	$2,122,995	$4,141,213
ADTMF	4,923,673	3,515,772	—	—	—	5,158,653	13,598,098
AMFSF	21,620,959	—	(20,271,428)	(1,699,955)	—	32,988,527	32,638,103

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for partnerships and return of capital distributions from investments.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October Losses
ADTBF	$—
ADTMF	—
AMFSF	20,271,428

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2026

At July 31, 2026, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

CLCF
	Short-Term	Long-Term	Total	UTILIZED
ADTBF	$—	$—	$—	$—
ADTMF	—	—	—	—
AMFSF	1,499,453	200,502	1,699,955	—

During the fiscal year ended July 31, 2026, permanent book and tax differences are primarily attributable to adjustments for the Funds’ wholly owned subsidiaries, and the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The resulting reclassifications for the Funds are as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
ADTBF	$326,769	$(326,769)
ADTMF	557,110	(557,110)
AMFSF	—	—

11.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Tax Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
ADTBF	$24,072,306	$2,821,333	$(698,338)	$2,122,995
ADTMF	42,034,836	5,562,946	(404,293)	5,158,653
AMFSF	180,823,808	34,537,200	(1,548,673)	32,988,527

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund, and Arrow Managed Futures Strategy Fund and Board of Trustees of Arrow Investments Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund, and Arrow Managed Futures Strategy Fund (the “Funds”), each a series of shares of beneficial interest of Arrow Investments Trust as of July 31, 2026, the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of each of the Funds as of July 31, 2026, the results of their consolidated operations for the year then ended, the consolidated changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ consolidated financial highlights for the year ended July 31, 2022, were audited by other auditors whose report dated September 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, counterparties, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more Arrow Investment Advisors, LLC investment companies since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 29, 2026

The Arrow Funds
Tax Information (Unaudited)
July 31, 2026

FOREIGN TAX CREDIT

The following funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended July 31, 2026 were as follows:

For fiscal year ended
7/31/2026	Foreign Taxes Paid	Foreign Source Income
ADTBF	$—	$—
ADTMF	0.0070	0.0731
AMFSF	—	—

The Arrow Funds

Additional Information (Unaudited)

July 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933, by visiting www.arrowfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/2026

By (Signature and Title)

/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	10/8/2026